UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 97.8%
Consumer Discretionary 14.7%
Home Depot Inc.	206	$30,258
McDonald's Corp.	206	26,709
Nike Inc. - Class B	206	11,484
Walt Disney Co.	206	23,367
		91,818
Consumer Staples 6.7%
Coca-Cola Co.	206	8,746
Procter & Gamble Co.	206	18,516
Wal-Mart Stores Inc.	206	14,854
		42,116
Energy 6.2%
Chevron Corp.	206	22,126
Exxon Mobil Corp.	206	16,900
		39,026
Financials 15.5%
American Express Co.	206	16,302
Goldman Sachs Group Inc.	165	37,812
JPMorgan Chase & Co.	206	18,101
Travelers Cos. Inc.	206	24,840
		97,055
Health Care 12.7%
Johnson & Johnson	206	25,666
Merck & Co. Inc.	206	13,094
Pfizer Inc.	206	7,050
UnitedHealth Group Inc.	206	33,798
		79,608
Industrials 19.8%
3M Co.	206	39,428

	Shares/Par†	Value
Boeing Co.	206	36,446
Caterpillar Inc.	206	19,115
General Electric Co.	206	6,141
United Technologies Corp.	206	23,123
		124,253
Information Technology 17.9%
Apple Inc.	206	29,604
Cisco Systems Inc.	206	6,965
Intel Corp.	206	7,433
International Business Machines Corp.	206	35,886
Microsoft Corp.	207	13,572
Visa Inc. - Class A	206	18,314
		111,774
Materials 2.7%
EI du Pont de Nemours & Co.	206	16,554
Telecommunication Services 1.6%
Verizon Communications Inc.	206	10,046
Total Common Stocks (cost $509,972)		612,250
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.1%
JNL Money Market Fund, 0.53% (a) (b)	13,310	13,310
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (c)	595	594
Total Short Term Investments (cost $13,904)		13,904
Total Investments 100.0% (cost $523,876)		626,154
Other Derivative Instruments (0.0)%		(39)
Other Assets and Liabilities, Net 0.0%		98
Total Net Assets 100.0%		$626,213

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Dow Jones Industrial Average E-Mini Index	139	June 2017	14,433	$(39)	$(113)

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Global 30 Fund
COMMON STOCKS 99.8%
China 10.4%
Bank of China Ltd. - Class H	24,900	$12,382
China Construction Bank Corp. - Class H	14,777	11,906
Industrial & Commercial Bank of China Ltd. - Class H	18,527	12,123
		36,411
Hong Kong 17.8%
Belle International Holdings Ltd.	19,581	12,736
China Resources Power Holdings Co. Ltd.	6,971	12,585
Hang Lung Properties Ltd.	5,092	13,238
New World Development Ltd.	10,184	12,548
Swire Pacific Ltd. - Class A	1,133	11,323
		62,430
Macau 3.4%
Sands China Ltd.	2,579	11,957
United Kingdom 36.1%
BAE Systems Plc	1,544	12,428
BP Plc	1,744	10,038
BT Group Plc	2,380	9,503
GlaxoSmithKline Plc	575	11,952
HSBC Holdings Plc	1,358	11,094
Land Securities Group Plc	867	11,511
Lloyds Banking Group Plc	13,959	11,609
Marks & Spencer Group Plc	2,801	11,829
National Grid Plc	966	12,258
Tate & Lyle Plc	1,309	12,546
Vodafone Group Plc	4,403	11,474
		126,242
United States of America 32.1%
Boeing Co.	70	12,387
Caterpillar Inc.	119	11,042
Chevron Corp.	95	10,150
Cisco Systems Inc.	369	12,486
Coca-Cola Co.	267	11,349
Exxon Mobil Corp.	124	10,161
International Business Machines Corp.	66	11,429
Pfizer Inc.	334	11,426
Procter & Gamble Co.	132	11,823
Verizon Communications Inc.	204	9,942
		112,195
Total Common Stocks (cost $335,075)		349,235
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (a) (b)	53	53
Total Short Term Investments (cost $53)		53
Total Investments 99.8% (cost $335,128)		349,288
Other Assets and Liabilities, Net 0.2%		805
Total Net Assets 100.0%		$350,093

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Nasdaq 100 Fund
COMMON STOCKS 98.8%
Consumer Discretionary 21.7%
Amazon.com Inc. (a)	107	$95,073
Charter Communications Inc. - Class A (a)	60	19,792
Comcast Corp. - Class A	1,064	39,991
Ctrip.com International Ltd. - ADR (a)	95	4,647
Discovery Communications Inc. - Class A (a) (b)	33	968
Discovery Communications Inc. - Class C (a)	50	1,414
DISH Network Corp. - Class A (a)	51	3,252
Dollar Tree Inc. (a)	53	4,176
Expedia Inc.	31	3,898
Hasbro Inc.	27	2,697
JD.com Inc. - Class A - ADR (a)	207	6,425
Liberty Global Plc - Class A (a)	10	225
Liberty Global Plc - Class A (a)	54	1,954
Liberty Global Plc - Class C (a)	24	554
Liberty Global Plc - Class C (a)	142	4,980
Liberty Interactive Corp. QVC Group - Class A (a)	95	1,898
Liberty Ventures - Class A (a)	18	793
Marriott International Inc. - Class A	86	8,131
Mattel Inc.	77	1,985
Netflix Inc. (a)	97	14,310
Norwegian Cruise Line Holdings Ltd. (a)	51	2,605
O'Reilly Automotive Inc. (a)	20	5,502
Priceline Group Inc. (a)	11	19,681
Ross Stores Inc.	89	5,848
Sirius XM Holdings Inc. (b)	1,042	5,364
Starbucks Corp.	328	19,136
Tesla Motors Inc. (a) (b)	34	9,392
Tractor Supply Co.	28	1,964
TripAdvisor Inc. (a)	29	1,250
Twenty-First Century Fox Inc. - Class A	237	7,673
Twenty-First Century Fox Inc. - Class B	180	5,716
Ulta Salon Cosmetics & Fragrance Inc. (a)	14	4,003
Viacom Inc. - Class B	78	3,655
		308,952
Consumer Staples 5.8%
Costco Wholesale Corp.	99	16,565
Kraft Heinz Foods Co.	274	24,851
Mondelez International Inc. - Class A	343	14,792
Monster Beverage Corp. (a)	129	5,938
Walgreens Boots Alliance Inc.	243	20,158
		82,304
Health Care 11.1%
Alexion Pharmaceuticals Inc. (a)	51	6,134
Amgen Inc.	166	27,166
Biogen Inc. (a)	49	13,282
BioMarin Pharmaceutical Inc. (a)	39	3,424
Celgene Corp. (a)	175	21,766
Cerner Corp. (a)	73	4,317
DENTSPLY SIRONA Inc.	52	3,253
Express Scripts Holding Co. (a)	136	8,985
Gilead Sciences Inc.	294	19,963
Henry Schein Inc. (a)	18	3,039
Hologic Inc. (a)	60	2,564
Idexx Laboratories Inc. (a)	20	3,058
Illumina Inc. (a)	33	5,624
Incyte Corp. (a)	43	5,703
Intuitive Surgical Inc. (a)	9	6,694
Mylan NV (a)	121	4,701
Regeneron Pharmaceuticals Inc. (a)	23	9,085
Shire Plc - ADR (b)	19	3,232
Vertex Pharmaceuticals Inc. (a)	56	6,122
		158,112
Industrials 2.2%
American Airlines Group Inc.	112	4,733
Cintas Corp.	24	3,001
CSX Corp.	208	9,705
Fastenal Co.	65	3,362
JB Hunt Transport Services Inc.	25	2,309
	Shares/Par†	Value
PACCAR Inc.	79	5,313
Verisk Analytics Inc. (a)	36	2,940
		31,363
Information Technology 57.0%
Activision Blizzard Inc.	169	8,438
Adobe Systems Inc. (a)	111	14,462
Akamai Technologies Inc. (a)	38	2,242
Alphabet Inc. - Class A (a)	67	56,618
Alphabet Inc. - Class C (a)	78	64,686
Analog Devices Inc.	70	5,708
Apple Inc.	1,179	169,382
Applied Materials Inc.	243	9,453
Autodesk Inc. (a)	50	4,339
Automatic Data Processing Inc.	101	10,342
Baidu.com - Class A - ADR (a)	62	10,682
Broadcom Ltd.	90	19,746
CA Inc.	94	2,987
Check Point Software Technologies Ltd. (a)	39	3,970
Cisco Systems Inc.	1,126	38,050
Citrix Systems Inc. (a)	35	2,944
Cognizant Technology Solutions Corp. - Class A (a)	137	8,129
eBay Inc. (a)	241	8,093
Electronic Arts Inc. (a)	69	6,215
Facebook Inc. - Class A (a)	529	75,191
Fiserv Inc. (a)	48	5,574
Intel Corp.	1,063	38,336
Intuit Inc.	58	6,681
KLA-Tencor Corp.	35	3,362
Lam Research Corp.	37	4,711
Maxim Integrated Products Inc.	64	2,870
Microchip Technology Inc.	49	3,602
Micron Technology Inc. (a)	248	7,175
Microsoft Corp.	1,737	114,377
NetEase.com Inc. - ADR	16	4,683
Nvidia Corp.	127	13,881
Paychex Inc.	81	4,763
PayPal Holdings Inc. (a)	272	11,688
QUALCOMM Inc.	332	19,045
Seagate Technology	67	3,061
Skyworks Solutions Inc.	42	4,085
Symantec Corp.	139	4,280
Texas Instruments Inc.	225	18,110
Western Digital Corp.	65	5,357
Xilinx Inc.	56	3,252
Yahoo! Inc. (a)	215	9,964
		810,534
Telecommunication Services 1.0%
T-Mobile US Inc. (a)	186	12,010
Vodafone Group Plc - ADR	98	2,599
		14,609
Total Common Stocks (cost $1,192,806)		1,405,874
SHORT TERM INVESTMENTS 5.3%
Investment Companies 5.0%
JNL Money Market Fund, 0.53% (c) (d)	71,322	71,322
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	2,869	2,869
Treasury Securities 0.1%
U.S. Treasury Bill
0.65%, 06/15/17 (e)	720	719
Total Short Term Investments (cost $74,910)		74,910
Total Investments 104.1% (cost $1,267,716)		1,480,784
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (4.1)%		(58,416)
Total Net Assets 100.0%		$1,422,371

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	149	June 2017	16,089	$3	$118

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 24 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 11.9%
AutoZone Inc. (a)	30	$21,276
H&R Block Inc.	998	23,212
Yum! Brands Inc.	366	23,410
		67,898
Consumer Staples 12.6%
Altria Group Inc.	344	24,589
Procter & Gamble Co.	276	24,817
Sysco Corp.	423	21,962
		71,368
Energy 11.9%
Exxon Mobil Corp.	260	21,290
Kinder Morgan Inc.	1,074	23,358
Marathon Petroleum Corp.	456	23,017
		67,665
Financials 12.4%
Aflac Inc.	332	24,029
American Express Co.	306	24,235
Capital One Financial Corp.	257	22,305
		70,569
Health Care 13.4%
Johnson & Johnson	202	25,158
Mettler-Toledo International Inc. (a)	55	26,217
Quest Diagnostics Inc.	251	24,646
		76,021
Industrials 12.5%
3M Co.	131	25,065
American Airlines Group Inc.	500	21,138
Illinois Tool Works Inc.	190	25,161
		71,364
Information Technology 13.1%
Applied Materials Inc.	725	28,184
F5 Networks Inc. (a)	160	22,866
Intuit Inc.	203	23,566
		74,616
Utilities 12.0%
Public Service Enterprise Group Inc.	535	23,715
SCANA Corp.	319	20,811
WEC Energy Group Inc.	395	23,958
		68,484
Total Common Stocks (cost $552,104)		567,985
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (b) (c)	487	487
Total Short Term Investments (cost $487)		487
Total Investments 99.9% (cost $552,591)		568,472
Other Assets and Liabilities, Net 0.1%		604
Total Net Assets 100.0%		$569,076

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 100.1%
Consumer Discretionary 10.9%
Aaron's Inc.	546	$16,240
Ascena Retail Group Inc. (a)	1,393	5,935
DeVry Education Group Inc.	558	19,773
Genesco Inc. (a)	141	7,810
Iconix Brand Group Inc. (a)	892	6,712
Office Depot Inc.	3,826	17,846
Sonic Automotive Inc. - Class A	375	7,527
		81,843
Consumer Staples 3.5%
United Natural Foods Inc. (a)	371	16,051
Universal Corp.	139	9,850
		25,901
Energy 16.8%
Archrock Inc.	610	7,559
Atwood Oceanics Inc. (a) (b)	679	6,467
Bill Barrett Corp. (a)	1,255	5,710
Diamond Offshore Drilling Inc. (a) (b)	964	16,107
Dril-Quip Inc. (a)	283	15,459
Ensco Plc - Class A	1,700	15,215
Hornbeck Offshore Services Inc. (a) (b)	1,161	5,143
Nabors Industries Ltd.	1,021	13,339
Noble Corp. Plc	2,687	16,632
Rowan Cos. Plc - Class A (a)	912	14,211
Tidewater Inc. (a) (b)	2,410	2,772
Unit Corp. (a)	303	7,322
		125,936
Financials 34.8%
American Equity Investment Life Holding Co.	390	9,222
American Financial Group Inc.	200	19,123
Aspen Insurance Holdings Ltd.	320	16,652
Associated Bancorp	703	17,155
Capstead Mortgage Corp.	849	8,953
CNO Financial Group Inc.	913	18,713
Encore Capital Group Inc. (a) (b)	297	9,143
Everest Re Group Ltd.	82	19,101
First Bancorp Inc. (a)	1,283	7,249
Hanover Insurance Group Inc.	196	17,612
Maiden Holdings Ltd.	497	6,953
Navigators Group Inc.	153	8,284
Piper Jaffray Cos.	122	7,762
Reinsurance Group of America Inc.	141	17,871
RenaissanceRe Holdings Ltd.	130	18,801
TCF Financial Corp.	895	15,231
Umpqua Holdings Corp.	930	16,492
World Acceptance Corp. (a) (b)	129	6,701
WR Berkley Corp.	264	18,661
		259,679
Health Care 0.8%
AMAG Pharmaceuticals Inc. (a) (b)	260	5,868
Industrials 15.2%
AECOM (a)	466	16,572
ArcBest Corp.	308	8,006
Atlas Air Worldwide Holdings Inc. (a)	172	9,532
Chart Industries Inc. (a)	233	8,152
Greenbrier Cos. Inc. (b)	213	9,174
Kirby Corp. (a)	262	18,485
Regal-Beloit Corp.	247	18,680
SkyWest Inc.	237	8,115
Trinity Industries Inc.	628	16,675
		113,391
Information Technology 6.3%
Benchmark Electronics Inc. (a)	289	9,196
Sanmina Corp. (a)	243	9,886
TTM Technologies Inc. (a)	636	10,256
Vishay Intertechnology Inc. (b)	1,083	17,818
		47,156
Materials 3.7%
Reliance Steel & Aluminum Co.	216	17,317
	Shares/Par†	Value
TimkenSteel Corp. (a)	536	10,145
		27,462
Telecommunication Services 3.1%
Iridium Communications Inc. (a) (b)	814	7,851
Telephone & Data Systems Inc.	573	15,178
		23,029
Utilities 5.0%
Hawaiian Electric Industries Inc.	539	17,952
PNM Resources Inc.	517	19,138
		37,090
Total Common Stocks (cost $740,427)		747,355
SHORT TERM INVESTMENTS 4.6%
Securities Lending Collateral 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (c)	34,642	34,642
Total Short Term Investments (cost $34,642)		34,642
Total Investments 104.7% (cost $775,069)		781,997
Other Assets and Liabilities, Net (4.7)%		(35,105)
Total Net Assets 100.0%		$746,892

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 18.2%
1-800-Flowers.com Inc. - Class A (a)	124	$1,265
American Eagle Outfitters Inc.	1,642	23,043
CBS Corp. - Class B	968	67,106
Darden Restaurants Inc.	354	29,619
Dorman Products Inc. (a)	127	10,410
Eldorado Resorts Inc. (a) (b)	165	3,132
Fox Factory Holding Corp. (a)	129	3,716
Grand Canyon Education Inc. (a)	173	12,412
International Game Technology Plc	993	23,541
iRobot Corp. (a)	95	6,304
Marks & Spencer Group Plc	10,681	45,115
Marriott Vacations Worldwide Corp.	99	9,879
McDonald's Corp.	532	69,000
Meredith Corp.	425	27,440
Nordstrom Inc. (b)	525	24,453
Ollie's Bargain Outlet Holdings Inc. (a)	222	7,435
Papa John's International Inc.	135	10,812
Sands China Ltd.	9,864	45,724
Target Corp.	348	19,207
Time Warner Inc.	658	64,261
VF Corp.	474	26,054
Williams-Sonoma Inc.	511	27,399
Winnebago Industries Inc.	111	3,245
Yum! Brands Inc.	401	25,647
		586,219
Consumer Staples 11.6%
Coca-Cola Co.	2,546	108,059
Flowers Foods Inc.	1,281	24,867
Fresh Del Monte Produce Inc.	190	11,236
General Mills Inc.	413	24,354
Kimberly-Clark Corp.	221	29,109
PepsiCo Inc.	243	27,167
Procter & Gamble Co.	1,258	113,028
Reynolds American Inc.	462	29,086
Weis Markets Inc.	98	5,846
		372,752
Energy 8.0%
BP Plc	6,665	38,363
Chevron Corp.	540	57,956
Devon Energy Corp.	1,339	55,853
Exxon Mobil Corp.	707	58,021
Murphy Oil Corp.	813	23,233
Phillips 66	294	23,320
		256,746
Financials 13.4%
BancFirst Corp.	55	4,961
Bank of China Ltd. - Class H	95,228	47,355
Camden National Corp.	54	2,389
Centerstate Banks of Florida Inc.	183	4,745
China Construction Bank Corp. - Class H	56,633	45,630
Enterprise Financial Services Corp.	70	2,980
Essent Group Ltd. (a)	341	12,331
First Busey Corp.	134	3,946
First Commonwealth Financial Corp.	313	4,145
First Financial Bancorp	218	5,974
First Financial Bankshares Inc. (b)	242	9,700
First Interstate BancSystem Inc. - Class A	76	2,998
First Merchants Corp.	143	5,636
Great Western Bancorp Inc.	215	9,115
Hanmi Financial Corp.	113	3,486
Heartland Financial USA Inc.	92	4,573
Hilltop Holdings Inc.	361	9,912
HSBC Holdings Plc	5,192	42,410
IberiaBank Corp.	162	12,827
Independent Bank Corp.	92	6,012
Industrial & Commercial Bank of China Ltd. - Class H	70,854	46,363
Lakeland Bancorp Inc.	156	3,060
Lakeland Financial Corp.	88	3,799
Lloyds Banking Group Plc	53,332	44,356
MainSource Financial Group Inc.	85	2,784
	Shares/Par†	Value
NBT Bancorp Inc.	152	5,620
Nelnet Inc. - Class A	108	4,727
OceanFirst Financial Corp.	113	3,183
Pacific Premier Bancorp Inc. (a)	97	3,746
Preferred Bank	46	2,486
Primerica Inc.	168	13,786
Sandy Spring Bancorp Inc.	84	3,440
Seacoast Banking Corp. of Florida (a)	133	3,200
ServisFirst Bancshares Inc.	193	7,009
Southside Bancshares Inc.	100	3,363
Texas Capital Bancshares Inc. (a)	181	15,113
Towne Bank	223	7,216
Trustmark Corp.	248	7,872
United Community Banks Inc.	259	7,181
		429,429
Health Care 4.8%
Corcept Therapeutics Inc. (a)	390	4,275
HealthEquity Inc. (a)	217	9,228
Inogen Inc. (a)	77	5,936
Masimo Corp. (a)	182	16,958
Pfizer Inc.	3,193	109,233
Zeltiq Aesthetics Inc. (a)	140	7,809
		153,439
Industrials 15.1%
AAON Inc.	185	6,551
Air Transport Services Group Inc. (a)	209	3,358
Alamo Group Inc.	40	3,081
Applied Industrial Technologies Inc.	143	8,834
Caterpillar Inc.	680	63,053
Cummins Inc.	638	96,456
Douglas Dynamics Inc.	79	2,423
Eaton Corp. Plc	374	27,699
ESCO Technologies Inc.	90	5,249
Griffon Corp.	192	4,725
HNI Corp.	163	7,503
ICF International Inc. (a)	67	2,750
Johnson Controls International Plc	1,500	63,193
Kadant Inc.	38	2,276
KAR Auction Services Inc.	577	25,192
KLX Inc. (a)	192	8,595
Knoll Inc.	173	4,107
McGrath RentCorp	84	2,820
Mercury Systems Inc. (a)	144	5,626
MSA Safety Inc.	138	9,730
Mueller Water Products Inc. - Class A	593	7,015
Navigant Consulting Inc. (a) (b)	165	3,779
Nielsen Holdings Plc	599	24,751
PACCAR Inc.	961	64,546
Universal Forest Products Inc.	76	7,477
Viad Corp.	71	3,224
WageWorks Inc. (a)	134	9,701
WESCO International Inc. (a)	178	12,366
		486,080
Information Technology 14.6%
Alarm.com Holdings Inc. (a) (b)	162	4,964
Belden Inc.	154	10,677
Cardtronics Plc - Class A (a)	166	7,755
Cisco Systems Inc.	3,531	119,336
Fabrinet (a)	132	5,560
Gigamon Inc. (a)	129	4,600
GrubHub Inc. (a)	313	10,308
GTT Communications Inc. (a)	131	3,182
Hewlett Packard Enterprise Co.	2,712	64,279
II-VI Inc. (a)	225	8,122
Inphi Corp. (a)	151	7,369
Insight Enterprises Inc. (a)	125	5,121
International Business Machines Corp.	376	65,439
LogMeIn Inc.	93	9,030
Lumentum Holdings Inc. (a)	220	11,739
MaxLinear Inc. - Class A (a)	203	5,702
Micron Technology Inc. (a)	2,845	82,217
MKS Instruments Inc.	196	13,492
Nanometrics Inc. (a)	88	2,666
Novanta Inc. (a)	121	3,212

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Orbotech Ltd. (a)	179	5,777
Plexus Corp. (a)	123	7,110
Rogers Corp. (a)	63	5,421
Xperi Corp.	171	5,794
		468,872
Materials 8.4%
Agrium Inc.	249	23,778
Dow Chemical Co.	441	27,997
Freeport-McMoRan Inc. - Class B (a)	4,298	57,419
International Paper Co.	1,179	59,890
Olin Corp.	950	31,230
Packaging Corp. of America	296	27,137
Quaker Chemical Corp.	47	6,131
WestRock Co.	491	25,537
Worthington Industries Inc.	229	10,329
		269,448
Real Estate 0.2%
Getty Realty Corp.	119	3,013
RE/MAX Holdings Inc. - Class A	62	3,685
		6,698
Telecommunication Services 5.4%
BT Group Plc	9,075	36,236
Verizon Communications Inc.	1,945	94,819
Vodafone Group Plc	16,792	43,759
		174,814
Utilities 0.1%
Middlesex Water Co.	57	2,114
Total Common Stocks (cost $3,028,880)		3,206,611
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (c) (d)	3,450	3,450
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (d)	36,286	36,286
Total Short Term Investments (cost $39,736)		39,736
Total Investments 101.0% (cost $3,068,616)		3,246,347
Other Assets and Liabilities, Net (1.0)%		(33,027)
Total Net Assets 100.0%		$3,213,320

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Communications Sector Fund
COMMON STOCKS 100.0%
Telecommunication Services 100.0%
AT&T Inc.	713	$29,638
ATN International Inc.	27	1,910
Boingo Wireless Inc. (a)	177	2,304
CenturyLink Inc.	210	4,958
Cincinnati Bell Inc. (a)	102	1,814
Cogent Communications Group Inc.	58	2,496
Consolidated Communications Holdings Inc. (b)	83	1,954
Fairpoint Communications Inc. (a)	114	1,887
Frontier Communications Corp. (b)	856	1,833
General Communication Inc. - Class A (a)	112	2,327
Globalstar Inc. (a) (b)	1,450	2,319
IDT Corp. - Class B	103	1,305
Iridium Communications Inc. (a) (b)	228	2,199
Level 3 Communications Inc. (a)	102	5,847
Lumos Networks Corp. (a)	128	2,268
NII Capital Corp. (a)	955	1,241
ORBCOMM Inc. (a)	248	2,367
pdvWireless Inc. (a) (b)	84	1,829
Shenandoah Telecommunications Co.	76	2,139
Spok Holdings Inc.	105	1,997
Sprint Corp. (a)	427	3,707
Straight Path Communications Inc. - Class B (a) (b)	70	2,520
Telephone & Data Systems Inc.	83	2,197
T-Mobile US Inc. (a)	94	6,068
US Cellular Corp. (a)	45	1,666
Verizon Communications Inc.	597	29,117
Vonage Holdings Corp. (a)	364	2,298
Windstream Holdings Inc. (b)	543	2,959
Zayo Group Holdings Inc. (a)	99	3,254
Total Common Stocks (cost $119,182)		128,418
SHORT TERM INVESTMENTS 12.4%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (c) (d)	39	39
Securities Lending Collateral 12.4%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	15,927	15,927
Total Short Term Investments (cost $15,966)		15,966
Total Investments 112.4% (cost $135,148)		144,384
Other Assets and Liabilities, Net (12.4)%		(15,958)
Total Net Assets 100.0%		$128,426

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Consumer Brands Sector Fund
COMMON STOCKS 100.2%
Consumer Discretionary 100.2%
1-800-Flowers.com Inc. - Class A (a)	7	$68
Aaron's Inc.	21	612
Abercrombie & Fitch Co. - Class A	22	268
Adient Plc	29	2,090
Advance Auto Parts Inc.	23	3,432
Amazon.com Inc. (a)	126	111,782
AMC Entertainment Holdings Inc. - Class A	16	508
AMC Networks Inc. - Class A (a)	19	1,096
American Axle & Manufacturing Holdings Inc. (a)	21	404
American Eagle Outfitters Inc.	52	728
American Outdoor Brands Corp. (a) (b)	18	351
American Public Education Inc. (a)	4	102
ARAMARK Corp.	72	2,669
Asbury Automotive Group Inc. (a)	6	388
Ascena Retail Group Inc. (a)	48	205
At Home Group Inc. (a) (b)	4	54
Autoliv Inc. (b)	28	2,841
AutoNation Inc. (a)	22	938
AutoZone Inc. (a)	9	6,488
Barnes & Noble Education Inc. (a)	13	124
Barnes & Noble Inc.	16	150
Beazer Homes USA Inc. (a)	11	130
Bed Bath & Beyond Inc.	47	1,838
Belmond Ltd. - Class A (a)	29	356
Best Buy Co. Inc.	90	4,406
Big 5 Sporting Goods Corp.	6	87
Big Lots Inc. (b)	14	680
Biglari Holdings Inc. (a)	—	140
BJ's Restaurants Inc. (a)	6	230
Bloomin' Brands Inc.	33	657
Bob Evans Farms Inc.	6	377
Bojangles' Inc. (a)	6	121
BorgWarner Inc.	66	2,770
Boyd Gaming Corp. (a)	26	577
Bridgepoint Education Inc. (a)	7	78
Bright Horizons Family Solutions Inc. (a)	13	979
Brinker International Inc. (b)	16	724
Brunswick Corp.	28	1,699
Buckle Inc. (b)	10	178
Buffalo Wild Wings Inc. (a)	6	841
Burlington Stores Inc. (a)	22	2,114
Cabela's Inc. (a)	14	723
Cable One Inc.	1	935
Caesars Acquisition Co. - Class A (a)	14	215
Caesars Entertainment Corp. (a) (b)	14	135
CalAtlantic Group Inc.	23	861
Caleres Inc.	13	341
Callaway Golf Co.	28	305
Capella Education Co.	3	288
Career Education Corp. (a)	21	184
Carmax Inc. (a)	59	3,502
Carnival Plc	109	6,449
Carriage Services Inc.	5	128
Carrol's Restaurant Group Inc. (a)	11	159
Carter's Inc.	15	1,363
Cato Corp. - Class A	8	182
Cavco Industries Inc. (a)	2	289
CBS Corp. - Class B	123	8,510
Century Communities Inc. (a)	5	139
Charter Communications Inc. - Class A (a)	68	22,145
Cheesecake Factory Inc.	14	886
Chegg Inc. (a) (b)	16	135
Chico's FAS Inc.	38	536
Childrens Place Retail Stores Inc. (b)	6	684
Chipotle Mexican Grill Inc. (a)	9	4,050
Choice Hotels International Inc.	11	701
Churchill Downs Inc.	4	644
Chuy's Holdings Inc. (a)	5	152
Cinemark Holdings Inc.	33	1,461
Citi Trends Inc.	5	90
Clear Channel Outdoor Holdings Inc. - Class A	8	46
	Shares/Par†	Value
ClubCorp Holdings Inc.	20	314
Coach Inc.	88	3,641
Columbia Sportswear Co.	9	526
Comcast Corp. - Class A	1,488	55,950
Conn's Inc. (a) (b)	6	56
Container Store Group Inc. (a)	5	20
Cooper Tire & Rubber Co.	17	762
Cooper-Standard Holding Inc. (a)	4	435
Core-Mark Holding Co. Inc.	14	426
Cracker Barrel Old Country Store Inc. (b)	6	980
Crocs Inc. (a)	25	179
CSS Industries Inc.	3	71
CST Brands Inc.	24	1,160
D.R. Horton Inc.	111	3,708
Dana Holding Corp.	46	884
Darden Restaurants Inc.	37	3,056
Dave & Buster's Entertainment Inc. (a)	10	599
Deckers Outdoor Corp. (a)	10	576
Del Frisco's Restaurant Group Inc. (a)	8	140
Del Taco Restaurants Inc. (a)	9	122
Delphi Automotive Plc	85	6,829
Denny's Corp. (a)	21	266
DeVry Education Group Inc.	19	688
Dick's Sporting Goods Inc.	27	1,311
Dillard's Inc. - Class A	6	320
DineEquity Inc.	5	260
Discovery Communications Inc. - Class A (a)	48	1,386
Discovery Communications Inc. - Class C (a)	68	1,935
DISH Network Corp. - Class A (a)	71	4,481
Dollar General Corp.	88	6,156
Dollar Tree Inc. (a)	74	5,798
Domino's Pizza Inc.	15	2,758
Dorman Products Inc. (a)	9	772
Drive Shack Inc.	23	95
DSW Inc. - Class A	21	426
Duluth Holdings Inc. - Class B (a) (b)	6	125
Dunkin' Brands Group Inc.	29	1,578
El Pollo Loco Holdings Inc. (a) (b)	7	79
Eldorado Resorts Inc. (a) (b)	7	137
Entercom Communications Corp. - Class A (b)	6	85
Entravision Communications Corp. - Class A	20	125
Ethan Allen Interiors Inc.	7	217
Etsy Inc. (a)	18	192
EW Scripps Co. - Class A (a)	17	404
Expedia Inc.	38	4,850
Express Inc. (a)	23	206
Extended Stay America Inc. - Class B	43	691
Fiesta Restaurant Group Inc. (a)	9	213
Finish Line Inc. - Class A (b)	13	180
Five Below Inc. (a)	17	741
Foot Locker Inc.	42	3,111
Ford Motor Co.	1,159	13,494
Fossil Group Inc. (a)	14	241
Fox Factory Holding Corp. (a)	12	337
Francesca's Holdings Corp. (a)	13	201
Fred's Inc. - Class A (b)	11	141
FTD Cos. Inc. (a)	6	116
GameStop Corp. - Class A	31	699
Gannett Co. Inc.	35	297
Gap Inc.	74	1,791
Garmin Ltd.	37	1,916
General Motors Co.	430	15,191
Genesco Inc. (a)	6	336
Gentex Corp.	90	1,916
Gentherm Inc. (a)	11	442
Genuine Parts Co.	46	4,281
G-III Apparel Group Ltd. (a)	13	290
Global Eagle Entertainment Inc. (a) (b)	15	47
GNC Holdings Inc. - Class A (b)	21	154
Goodyear Tire & Rubber Co.	81	2,904
GoPro Inc. - Class A (a) (b)	27	231
Graham Holdings Co.	1	826
Grand Canyon Education Inc. (a)	14	1,030
Gray Television Inc. (a)	19	280
Green Brick Partners Inc. (a)	6	58

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Group 1 Automotive Inc.	7	491
Groupon Inc. - Class A (a) (b)	134	527
Guess Inc.	20	223
H&R Block Inc.	68	1,573
Habit Restaurants Inc. - Class A (a)	7	131
HanesBrands Inc.	119	2,473
Harley-Davidson Inc.	55	3,337
Hasbro Inc.	35	3,497
Haverty Furniture Cos. Inc.	6	154
Helen of Troy Ltd. (a)	9	806
Hibbett Sports Inc. (a) (b)	7	196
Hilton Grand Vacations Inc. (a)	18	525
Hilton Worldwide Holdings Inc.	62	3,636
Home Depot Inc.	380	55,850
Houghton Mifflin Harcourt Co. (a)	34	344
Hovnanian Enterprises Inc. - Class A (a)	29	66
HSN Inc.	11	405
Iconix Brand Group Inc. (a)	13	101
ILG Inc.	37	766
IMAX Corp. (a)	19	632
Installed Building Products Inc. (a)	6	291
International Speedway Corp. - Class A	8	296
Interpublic Group of Cos. Inc.	123	3,035
Intrawest Resorts Holdings Inc. (a)	6	139
iRobot Corp. (a)	7	480
Isle of Capri Casinos Inc. (a)	9	226
J.C. Penney Co. Inc. (a) (b)	96	591
Jack in the Box Inc.	10	1,015
John Wiley & Sons Inc. - Class A	14	746
K12 Inc. (a)	12	229
Kate Spade & Co. (a)	40	939
KB Home	23	466
Kirkland's Inc. (a)	6	68
Kohl's Corp.	55	2,207
La Quinta Holdings Inc. (a)	26	350
Lands' End Inc. (a) (b)	5	116
Las Vegas Sands Corp.	137	7,811
La-Z-Boy Inc.	15	400
LCI Industries	7	722
Lear Corp.	22	3,092
Leggett & Platt Inc.	41	2,068
Lennar Corp. - Class A	64	3,276
LGI Homes Inc. (a) (b)	5	158
Libbey Inc.	7	104
Liberty Braves Group - Class A (a)	3	72
Liberty Braves Group - Class C (a)	11	261
Liberty Broadband Corp. - Class C (a)	34	2,913
Liberty Expedia Holdings Inc. - Class A (a)	18	810
Liberty Global Plc - Class A (a)	76	2,726
Liberty Global Plc - Class C (a)	33	770
Liberty Global Plc - Class C (a)	190	6,664
Liberty Interactive Corp. QVC Group - Class A (a)	129	2,592
Liberty Media Group - Class A (a)	8	248
Liberty Media Group - Class C (a) (b)	16	541
Liberty SiriusXM Group - Class A (a)	29	1,118
Liberty SiriusXM Group - Class C (a)	62	2,423
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	301
Liberty Ventures - Class A (a)	25	1,121
Limited Brands Inc.	76	3,569
Lindblad Expeditions Holdings Inc. (a) (b)	7	64
Lions Gate Entertainment Corp. - Class A	16	413
Lions Gate Entertainment Corp. - Class B (a)	33	807
Lithia Motors Inc. - Class A	7	620
Live Nation Inc. (a)	42	1,262
LKQ Corp. (a)	97	2,833
Loral Space & Communications Inc. (a)	4	175
Lowe's Cos. Inc.	272	22,344
Lululemon Athletica Inc. (a)	34	1,773
Lumber Liquidators Holdings Inc. (a) (b)	7	152
M/I Homes Inc. (a)	8	186
Macy's Inc.	95	2,819
Madison Square Garden Co. - Class A (a)	6	1,116
Marcus Corp.	5	146
MarineMax Inc. (a)	8	176
Marriott International Inc. - Class A	104	9,781
	Shares/Par†	Value
Marriott Vacations Worldwide Corp.	7	693
Mattel Inc.	108	2,759
McDonald's Corp.	259	33,618
MDC Holdings Inc.	13	395
MDC Partners Inc. - Class A (b)	15	146
Meredith Corp.	12	790
Meritage Homes Corp. (a)	11	410
Metaldyne Performance Group Inc.	4	93
MGM Resorts International	143	3,918
Michael Kors Holdings Ltd. (a)	52	1,975
Michaels Cos. Inc. (a)	39	880
Modine Manufacturing Co. (a)	15	185
Mohawk Industries Inc. (a)	20	4,505
Monarch Casino & Resort Inc. (a)	3	99
Monro Muffler Brake Inc.	10	518
Motorcar Parts of America Inc. (a)	6	182
Movado Group Inc.	5	115
MSG Networks Inc. - Class A (a)	18	431
Murphy USA Inc. (a)	12	856
NACCO Industries Inc. - Class A	1	60
National CineMedia Inc.	20	256
Nautilus Inc. (a)	10	182
Netflix Inc. (a)	134	19,823
New Media Investment Group Inc.	16	221
New York Times Co. - Class A	41	585
Newell Brands Inc.	136	6,416
News Corp. - Class A	121	1,573
Nexstar Broadcasting Group Inc. - Class A	14	973
Nike Inc. - Class B	417	23,266
Nordstrom Inc. (b)	41	1,891
Norwegian Cruise Line Holdings Ltd. (a)	50	2,542
NutriSystem Inc.	10	537
NVR Inc. (a)	1	2,372
Office Depot Inc.	160	747
Ollie's Bargain Outlet Holdings Inc. (a)	14	474
Omnicom Group Inc.	73	6,323
O'Reilly Automotive Inc. (a)	30	7,979
Overstock.com Inc. (a)	6	104
Oxford Industries Inc.	5	270
Panera Bread Co. - Class A (a)	7	1,793
Papa John's International Inc.	9	682
Party City Holdco Inc. (a) (b)	10	141
Penn National Gaming Inc. (a) (b)	24	444
Penske Auto Group Inc.	13	619
PetMed Express Inc. (b)	6	125
Pier 1 Imports Inc.	23	164
Pinnacle Entertainment Inc. (a)	18	353
Planet Fitness Inc. - Class A	22	434
Polaris Industries Inc. (b)	19	1,603
Pool Corp.	13	1,552
Potbelly Corp. (a)	8	116
Priceline Group Inc. (a)	15	27,438
Pulte Homes Inc.	93	2,196
PVH Corp.	25	2,572
Ralph Lauren Corp. - Class A	18	1,448
Red Robin Gourmet Burgers Inc. (a)	4	215
Red Rock Resorts Inc. - Class A	12	272
Regal Entertainment Group - Class A	35	794
Regis Corp. (a)	10	118
Rent-A-Center Inc. (b)	17	154
RH (a) (b)	12	549
Ross Stores Inc.	124	8,178
Royal Caribbean Cruises Ltd.	53	5,225
Ruby Tuesday Inc. (a)	16	46
Ruth's Hospitality Group Inc.	10	194
Sally Beauty Holdings Inc. (a)	44	904
Scholastic Corp.	8	329
Scientific Games Corp. - Class A (a)	18	418
Scripps Networks Interactive Inc. - Class A	25	1,947
Sears Holdings Corp. (a) (b)	8	87
SeaWorld Entertainment Inc.	20	361
Select Comfort Corp. (a)	14	350
Sequential Brands Group Inc. (a) (b)	20	78
Service Corp. International	59	1,813
ServiceMaster Global Holdings Inc. (a)	41	1,721

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Shake Shack Inc. - Class A (a) (b)	5	160
Shoe Carnival Inc.	5	120
Shutterfly Inc. (a)	10	460
Signet Jewelers Ltd.	19	1,297
Sinclair Broadcast Group Inc. - Class A	24	986
Sirius XM Holdings Inc. (b)	524	2,700
Six Flags Entertainment Corp.	23	1,339
Skechers U.S.A. Inc. - Class A (a)	41	1,123
Sonic Automotive Inc. - Class A	8	155
Sonic Corp.	15	377
Sotheby's (a)	11	516
Speedway Motorsports Inc.	4	82
Sportsman's Warehouse Holdings Inc. (a) (b)	9	41
Standard Motor Products Inc.	7	326
Staples Inc.	200	1,752
Starbucks Corp.	455	26,548
Stein Mart Inc. (b)	9	26
Steven Madden Ltd. (a)	16	635
Stoneridge Inc. (a)	8	149
Strayer Education Inc.	3	245
Sturm Ruger & Co. Inc. (b)	6	330
Superior Industries International Inc.	6	154
Tailored Brands Inc.	13	194
Target Corp.	167	9,216
Taylor Morrison Home Corp. - Class A (a)	18	376
Tegna Inc.	64	1,632
Tempur Sealy International Inc. (a) (b)	18	833
Tenneco Inc.	17	1,066
Tesla Motors Inc. (a) (b)	40	11,203
Texas Roadhouse Inc.	21	956
Thor Industries Inc.	16	1,503
Tiffany & Co.	39	3,726
Tile Shop Holdings Inc.	11	209
Time Inc.	30	585
Time Warner Inc.	241	23,541
TJX Cos. Inc.	204	16,114
Toll Brothers Inc. (a)	48	1,740
TopBuild Corp. (a)	11	531
Tower International Inc.	7	180
Tractor Supply Co.	41	2,825
TravelCenters of America LLC (a)	9	53
TRI Pointe Homes Inc. (a)	52	655
Tribune Media Co. - Class A	23	875
TripAdvisor Inc. (a)	38	1,624
Tronc Inc. (a) (b)	6	78
Tuesday Morning Corp. (a)	13	48
Tupperware Brands Corp.	16	1,000
Twenty-First Century Fox Inc. - Class A	331	10,708
Twenty-First Century Fox Inc. - Class B	136	4,334
Ulta Salon Cosmetics & Fragrance Inc. (a)	18	5,259
Under Armour Inc. - Class A (a) (b)	56	1,101
Under Armour Inc. - Class C (a)	57	1,035
Unifi Inc. (a)	5	148
Universal Electronics Inc. (a)	4	306
Urban Outfitters Inc. (a)	28	655
Vail Resorts Inc.	12	2,358
Vera Bradley Inc. (a)	7	64
VF Corp.	103	5,643
Viacom Inc. - Class B	108	5,042
Vista Outdoor Inc. (a)	19	387
Visteon Corp. (a)	11	1,033
Vitamin Shoppe Inc. (a)	6	131
Walt Disney Co.	472	53,531
Wayfair Inc. - Class A (a) (b)	9	362
Weight Watchers International Inc. (a) (b)	10	154
Wendy's Co.	65	880
Weyco Group Inc.	3	75
Whirlpool Corp.	23	3,996
William Lyon Homes - Class A (a) (b)	6	131
Williams-Sonoma Inc.	26	1,403
Wingstop Inc. (b)	9	252
Winmark Corp.	1	89
Winnebago Industries Inc.	8	248
Wolverine World Wide Inc.	30	759
World Wrestling Entertainment Inc. - Class A	12	272
	Shares/Par†	Value
Wyndham Worldwide Corp.	33	2,821
Wynn Resorts Ltd.	26	2,936
Yum! Brands Inc.	109	6,978
Zoe's Kitchen Inc. (a) (b)	5	92
Zumiez Inc. (a)	6	106
Total Common Stocks (cost $842,743)		981,279
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	43
Total Rights (cost $8)		43
SHORT TERM INVESTMENTS 2.8%
Investment Companies 0.6%
JNL Money Market Fund, 0.53% (d) (e)	5,676	5,676
Securities Lending Collateral 2.2%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (e)	21,912	21,912
Total Short Term Investments (cost $27,588)		27,588
Total Investments 103.0% (cost $870,339)		1,008,910
Other Assets and Liabilities, Net (3.0)%		(29,344)
Total Net Assets 100.0%		$979,566

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.9%
Financials 99.9%
1st Source Corp.	7	$315
Affiliated Managers Group Inc.	20	3,248
Aflac Inc.	147	10,683
AG Mortgage Investment Trust Inc.	10	173
AGNC Investment Corp.	121	2,407
Alleghany Corp. (a)	6	3,422
Allied World Assurance Co. Holdings Ltd.	31	1,662
Allstate Corp.	133	10,846
Ally Financial Inc.	155	3,159
Ambac Financial Group Inc. (a)	15	276
American Equity Investment Life Holding Co.	31	726
American Express Co.	281	22,199
American Financial Group Inc.	25	2,422
American International Group Inc.	370	23,131
American National Insurance Co.	3	320
Ameriprise Financial Inc.	57	7,371
Ameris Bancorp	14	637
Amerisafe Inc.	7	486
AmTrust Financial Services Inc. (b)	31	568
Annaly Capital Management Inc.	368	4,084
Anworth Mortgage Asset Corp.	33	183
Aon Plc - Class A	95	11,285
Apollo Commercial Real Estate Finance Inc.	33	618
Arch Capital Group Ltd. (a)	45	4,248
Argo Group International Holdings Ltd.	11	728
Arlington Asset Investment Corp. - Class A (b)	10	137
ARMOUR Residential REIT Inc.	14	315
Arrow Financial Corp.	4	142
Arthur J Gallagher & Co.	64	3,636
Artisan Partners Asset Management Inc. - Class A	13	372
Aspen Insurance Holdings Ltd.	22	1,131
Associated Bancorp	56	1,363
Associated Capital Group Inc. - Class A	1	38
Assurant Inc.	20	1,944
Assured Guaranty Ltd.	47	1,731
Astoria Financial Corp.	32	648
Axis Capital Holdings Ltd.	32	2,142
Baldwin & Lyons Inc. - Class B	2	48
Banc of California Inc. (b)	17	344
BancFirst Corp.	2	200
Bancorp Inc. (a)	20	100
BancorpSouth Inc.	29	892
Bank Mutual Corp.	17	158
Bank of America Corp.	3,649	86,075
Bank of Hawaii Corp.	16	1,283
Bank of New York Mellon Corp. (c)	381	18,007
Bank of the Ozarks Inc.	38	1,973
BankUnited Inc.	37	1,372
Banner Corp.	6	329
BB&T Corp.	292	13,070
Beneficial Bancorp Inc.	28	441
Berkshire Hathaway Inc. - Class B (a)	442	73,699
Berkshire Hills Bancorp Inc.	10	377
BGC Partners Inc. - Class A	77	871
BlackRock Inc.	44	16,807
Blackstone Mortgage Trust Inc. - Class A	33	1,028
Blue Hills Bancorp Inc.	9	158
BNC Bancorp	17	579
BofI Holding Inc. (a) (b)	20	536
BOK Financial Corp.	7	567
Boston Private Financial Holdings Inc.	30	498
Bridge Bancorp Inc.	6	195
Brookline Bancorp Inc.	23	363
Brown & Brown Inc.	44	1,834
Bryn Mawr Bank Corp.	5	215
Camden National Corp.	5	215
Capital Bank Financial Corp. - Class A	10	453
Capital One Financial Corp.	174	15,065
Capitol Federal Financial Inc.	49	718
Capstead Mortgage Corp.	32	337
Cardinal Financial Corp.	11	327
	Shares/Par†	Value
Cascade Bancorp (a)	17	129
Cathay General Bancorp	27	1,005
CBOE Holdings Inc.	36	2,926
Centerstate Banks of Florida Inc.	18	472
Central Pacific Financial Corp.	11	325
Charles Schwab Corp.	430	17,556
Chemical Financial Corp.	26	1,340
Chimera Investment Corp.	65	1,315
Chubb Ltd.	168	22,871
Cincinnati Financial Corp.	56	4,080
CIT Group Inc.	74	3,160
Citigroup Inc.	1,029	61,546
Citizens Financial Group Inc.	186	6,442
Citizens Inc. - Class A (a) (b)	18	137
City Holdings Co.	5	328
CME Group Inc.	122	14,531
CNO Financial Group Inc.	64	1,306
CoBiz Financial Inc.	12	200
Cohen & Steers Inc.	8	329
Columbia Banking System Inc.	20	787
Comerica Inc.	63	4,288
Commerce Bancshares Inc.	34	1,890
Community Bank System Inc.	17	917
Community Trust Bancorp Inc.	6	291
ConnectOne Bancorp Inc.	9	215
Cowen Group Inc. - Class A (a) (b)	9	133
Crawford & Co. - Class A	5	43
Credit Acceptance Corp. (a) (b)	3	504
CU Bancorp (a)	6	255
Cullen/Frost Bankers Inc.	21	1,860
Customers Bancorp Inc. (a)	9	293
CVB Financial Corp.	38	849
CYS Investments Inc.	50	397
Diamond Hill Investment Group Inc.	1	187
Dime Community Bancshares Inc.	10	205
Discover Financial Services	142	9,711
Donegal Group Inc. - Class A	2	37
Donnelley Financial Solutions Inc. (a)	10	190
Dynex Capital Inc.	20	143
E*TRADE Financial Corp. (a)	100	3,475
Eagle Bancorp Inc. (a)	11	674
East West Bancorp Inc.	53	2,712
Eaton Vance Corp.	42	1,883
EMC Insurance Group Inc.	2	53
Employer Holdings Inc.	12	468
Encore Capital Group Inc. (a) (b)	8	233
Enstar Group Ltd. (a)	4	764
Enterprise Financial Services Corp.	7	319
Erie Indemnity Co. - Class A	9	1,110
Essent Group Ltd. (a)	24	883
EverBank Financial Corp.	40	774
Evercore Partners Inc. - Class A	14	1,116
Everest Re Group Ltd.	15	3,477
Ezcorp Inc. - Class A (a)	16	133
FactSet Research Systems Inc.	15	2,418
FBL Financial Group Inc. - Class A	4	273
FCB Financial Holdings Inc. - Class A (a)	12	597
Federal Agricultural Mortgage Corp. - Class C	3	177
Federated Investors Inc. - Class B (b)	34	894
Federated National Holding Co.	3	53
Fidelity & Guaranty Life (b)	5	145
Fidelity National Financial Inc.	88	3,424
Fidelity Southern Corp.	7	161
Fifth Third Bancorp	275	6,989
Financial Engines Inc. (b)	22	963
Financial Institutions Inc.	5	161
First American Financial Corp.	40	1,577
First Bancorp Inc.	9	278
First Bancorp Inc. (a)	61	342
First Busey Corp.	11	324
First Citizens BancShares Inc. - Class A	2	830
First Commonwealth Financial Corp.	34	448
First Community Bancshares Inc.	5	138
First Financial Bancorp	21	585
First Financial Bankshares Inc. (b)	18	738

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
First Financial Corp.	3	160
First Hawaiian Inc.	20	599
First Horizon National Corp.	86	1,587
First Interstate BancSystem Inc. - Class A	8	306
First Merchants Corp.	14	559
First Midwest Bancorp Inc.	29	688
First NBC Bank Holding Co. (a) (b)	5	19
First of Long Island Corp.	7	183
First Republic Bank	56	5,277
FirstCash Inc.	18	862
Flagstar Bancorp Inc. (a)	7	200
Flushing Financial Corp.	8	227
FNB Corp.	118	1,758
FNFV Group (a)	23	304
Franklin Resources Inc.	135	5,680
Fulton Financial Corp.	62	1,115
GAMCO Investors Inc. - Class A	1	39
Genworth Financial Inc. - Class A (a)	172	707
German American Bancorp Inc.	4	183
Glacier Bancorp Inc.	28	967
Global Indemnity Ltd. - Class A (a)	4	143
Goldman Sachs Group Inc.	129	29,665
Great Southern Bancorp Inc.	3	167
Great Western Bancorp Inc.	21	881
Green Dot Corp. - Class A (a)	17	580
Greenhill & Co. Inc.	11	310
Greenlight Capital Re Ltd. - Class A (a)	9	210
Hancock Holding Co.	30	1,389
Hanmi Financial Corp.	11	333
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20	406
Hanover Insurance Group Inc.	15	1,376
HarborOne Bancorp Inc. (a)	4	73
Hartford Financial Services Group Inc.	138	6,615
HCI Group Inc. (b)	4	170
Heartland Financial USA Inc.	8	423
Heritage Financial Corp.	12	297
Heritage Insurance Holdings Inc.	9	121
Hilltop Holdings Inc.	28	778
Home Bancshares Inc.	47	1,272
HomeStreet Inc. (a)	7	185
HomeTrust Bancshares Inc. (a)	6	145
Hope Bancorp Inc.	48	918
Horace Mann Educators Corp.	14	568
Horizon Bancorp	8	213
Houlihan Lokey Inc. - Class A	8	281
Huntington Bancshares Inc.	390	5,228
IberiaBank Corp.	19	1,472
Independent Bank Corp.	10	641
Independent Bank Group Inc.	3	218
Infinity Property & Casualty Corp.	4	363
Interactive Brokers Group Inc.	23	799
Intercontinental Exchange Inc.	215	12,852
International Bancshares Corp.	21	727
INTL FCStone Inc. (a)	5	185
Invesco Ltd.	149	4,567
Invesco Mortgage Capital Inc.	43	658
Investment Technology Group Inc.	10	198
Investors Bancorp Inc.	110	1,581
James River Group Holdings Ltd.	6	264
Janus Capital Group Inc.	52	681
JPMorgan Chase & Co.	1,292	113,505
KCG Holdings Inc. - Class A (a)	23	407
Kearny Financial Corp.	34	508
Kemper Corp.	15	595
KeyCorp	391	6,956
Kinsale Capital Group Inc.	5	158
Ladder Capital Corp. - Class A	19	281
Ladenburg Thalmann Financial Services Inc. (a)	23	56
Lakeland Bancorp Inc.	17	327
Lakeland Financial Corp.	10	416
LegacyTexas Financial Group Inc. (b)	17	666
Legg Mason Inc.	33	1,182
LendingClub Corp. (a)	84	462
LendingTree Inc. (a) (b)	3	360
	Shares/Par†	Value
Leucadia National Corp.	117	3,046
Lincoln National Corp.	82	5,384
Live Oak Bancshares Inc. (b)	7	163
Loews Corp.	105	4,889
LPL Financial Holdings Inc.	27	1,061
M&T Bank Corp.	50	7,811
Maiden Holdings Ltd.	26	363
MainSource Financial Group Inc.	9	299
Markel Corp. (a)	5	4,983
MarketAxess Holdings Inc.	14	2,538
Marsh & McLennan Cos. Inc.	186	13,730
MB Financial Inc.	28	1,194
MBIA Inc. (a)	48	405
Mercantile Bank Corp.	5	186
Mercury General Corp.	10	626
Meridian Bancorp Inc.	17	312
Meta Financial Group Inc.	3	289
MetLife Inc.	337	17,793
MFA Financial Inc.	131	1,060
MGIC Investment Corp. (a)	122	1,236
Moelis & Co. - Class A	9	358
Moody's Corp.	62	6,980
Morgan Stanley	507	21,704
Morningstar Inc.	7	544
MSCI Inc.	33	3,165
MTGE Investment Corp.	17	292
NASDAQ Inc.	42	2,926
National Bank Holdings Corp. - Class A	8	275
National General Holdings Corp.	21	493
National Western Life Group Inc. - Class A	1	228
Nationstar Mortgage Holdings Inc. (a) (b)	13	200
Navient Corp.	110	1,619
Navigators Group Inc.	9	507
NBT Bancorp Inc.	16	603
Nelnet Inc. - Class A	8	333
New Residential Investment Corp.	111	1,880
New York Community Bancorp Inc.	175	2,451
New York Mortgage Trust Inc. (b)	33	207
NewStar Financial Inc.	5	51
NMI Holdings Inc. - Class A (a)	17	191
Northern Trust Corp.	78	6,743
Northfield Bancorp Inc.	16	296
Northwest Bancshares Inc. (b)	33	553
OceanFirst Financial Corp.	10	268
Ocwen Financial Corp. (a)	36	198
OFG Bancorp	14	164
Old National Bancorp	46	793
Old Republic International Corp.	92	1,886
OM Asset Management Plc	19	288
On Deck Capital Inc. (a) (b)	8	41
OneBeacon Insurance Group Ltd. - Class A	9	141
OneMain Holdings Inc. (a)	22	544
Opus Bank	7	151
Oritani Financial Corp.	12	200
Pacific Premier Bancorp Inc. (a)	9	367
PacWest Bancorp	42	2,225
Park National Corp.	5	487
Park Sterling Corp.	19	230
Pennymac Mortgage Investment Trust	21	378
Peoples Bancorp Inc.	5	172
People's United Financial Inc.	115	2,087
PHH Corp. (a)	20	259
Pico Holdings Inc. (a)	9	131
Pinnacle Financial Partners Inc.	17	1,145
Piper Jaffray Cos.	5	336
PJT Partners Inc. - Class A	7	233
PNC Financial Services Group Inc.	175	21,098
Popular Inc.	38	1,534
PRA Group Inc. (a)	18	589
Preferred Bank	4	204
Primerica Inc.	17	1,367
Principal Financial Group Inc.	104	6,575
PrivateBancorp Inc.	27	1,609
ProAssurance Corp.	19	1,132
Progressive Corp.	210	8,225

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Prosperity Bancshares Inc.	24	1,667
Provident Financial Services Inc.	21	537
Prudential Financial Inc.	155	16,538
Pzena Investment Management Inc. - Class A	4	41
QCR Holdings Inc.	5	205
Radian Group Inc.	79	1,419
Raymond James Financial Inc.	46	3,518
Redwood Trust Inc.	26	440
Regions Financial Corp.	446	6,477
Reinsurance Group of America Inc.	23	2,971
RenaissanceRe Holdings Ltd.	15	2,177
Renasant Corp.	16	634
Republic Bancorp Inc. - Class A	4	129
Resource Capital Corp.	15	150
RLI Corp.	14	823
S&P Global Inc.	94	12,239
S&T Bancorp Inc.	13	441
Safeguard Scientifics Inc. (a)	5	58
Safety Insurance Group Inc.	5	341
Sandy Spring Bancorp Inc.	9	353
Seacoast Banking Corp. of Florida (a)	14	325
SEI Investments Co.	50	2,504
Selective Insurance Group Inc.	22	1,021
ServisFirst Bancshares Inc.	15	560
Signature Bank (a)	20	2,902
Simmons First National Corp. - Class A	11	591
SLM Corp. (a)	152	1,840
South State Corp.	10	897
Southside Bancshares Inc.	9	291
Starwood Property Trust Inc.	94	2,132
State Auto Financial Corp.	6	171
State Bank Financial Corp.	13	331
State National Cos. Inc. (b)	11	165
State Street Corp.	139	11,098
Sterling Bancorp	45	1,074
Stewart Information Services Corp. (b)	8	340
Stifel Financial Corp. (a)	24	1,190
Stock Yards Bancorp Inc.	7	296
Stonegate Bank	5	234
Suffolk Bancorp	5	194
Sun Bancorp Inc.	5	124
SunTrust Banks Inc.	177	9,811
SVB Financial Group (a)	19	3,525
Synchrony Financial	298	10,234
Synovus Financial Corp.	44	1,816
T. Rowe Price Group Inc.	89	6,045
TCF Financial Corp.	57	975
TD Ameritrade Holding Corp.	96	3,715
Texas Capital Bancshares Inc. (a)	18	1,494
Texas Pacific Land Trust	3	841
TFS Financial Corp.	26	434
Third Point Reinsurance Ltd. (a)	24	285
Tompkins Financial Corp.	5	396
Torchmark Corp.	41	3,140
Towne Bank	21	679
Travelers Cos. Inc.	102	12,337
Trico Bancshares	6	228
Tristate Capital Holdings Inc. (a)	8	191
Trupanion Inc. (a) (b)	4	60
TrustCo Bank Corp.	36	283
Trustmark Corp.	24	764
Two Harbors Investment Corp.	128	1,227
U.S. Bancorp	613	31,587
UMB Financial Corp.	15	1,144
Umpqua Holdings Corp.	81	1,440
Union Bankshares Corp.	16	547
United Bankshares Inc. (b)	29	1,212
United Community Banks Inc.	24	666
United Financial Bancorp Inc.	18	300
United Fire Group Inc.	7	309
United Insurance Holdings Corp.	9	138
Universal Insurance Holdings Inc. (b)	12	300
Univest Corp. of Pennsylvania	8	200
Unum Group	84	3,954
Validus Holdings Ltd.	28	1,595
	Shares/Par†	Value
Valley National Bancorp	86	1,015
Virtu Financial Inc. - Class A	12	196
Virtus Investment Partners Inc. (b)	3	274
Voya Financial Inc.	70	2,668
Waddell & Reed Financial Inc. - Class A	28	475
Walker & Dunlop Inc. (a)	10	428
Walter Investment Management Corp. (a) (b)	7	7
Washington Federal Inc.	32	1,054
Washington Trust Bancorp Inc.	6	273
Waterstone Financial Inc.	9	158
Webster Financial Corp.	33	1,662
Wells Fargo & Co.	1,723	95,896
WesBanco Inc.	14	547
Westamerica Bancorp (b)	9	496
Western Alliance Bancorp (a)	34	1,682
Western Asset Mortgage Capital Corp.	15	149
Westwood Holdings Group Inc.	3	161
White Mountains Insurance Group Ltd.	2	1,446
Willis Towers Watson Plc	47	6,161
Wintrust Financial Corp.	18	1,262
WisdomTree Investments Inc. (b)	38	348
WMIH Corp. (a)	101	146
World Acceptance Corp. (a) (b)	2	130
WR Berkley Corp.	35	2,472
WSFS Financial Corp.	11	489
Xenith Bankshares Inc. (a)	2	54
XL Group Ltd.	98	3,898
Zions Bancorp	75	3,133
		1,278,978
Real Estate 0.0%
Altisource Residential Corp. - Class B (b)	17	262
Total Common Stocks (cost $1,094,114)		1,279,240
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.0%
JNL Money Market Fund, 0.53% (c) (d)	235	235
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	7,126	7,126
Total Short Term Investments (cost $7,361)		7,361
Total Investments 100.5% (cost $1,101,475)		1,286,601
Other Assets and Liabilities, Net (0.5)%		(6,210)
Total Net Assets 100.0%		$1,280,391

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
AAC Holdings Inc. (a)	7	$60
Abaxis Inc.	20	948
Abbott Laboratories	1,402	62,248
AbbVie Inc.	1,323	86,207
Abiomed Inc. (a)	33	4,165
Acadia HealthCare Co. Inc. (a) (b)	59	2,593
ACADIA Pharmaceuticals Inc. (a)	77	2,663
Accelerate Diagnostics Inc. (a) (b)	27	642
Acceleron Pharma Inc. (a)	22	593
Accuray Inc. (a)	72	344
Aceto Corp.	26	416
Achillion Pharmaceuticals Inc. (a)	94	396
Aclaris Therapeutics Inc. (a) (b)	14	420
Acorda Therapeutics Inc. (a)	38	804
Adeptus Health Inc. - Class A (a) (b)	12	22
Aduro Biotech Inc. (a) (b)	21	223
Advaxis Inc. (a) (b)	24	198
Aerie Pharmaceuticals Inc. (a) (b)	25	1,121
Aetna Inc.	286	36,485
Agenus Inc. (a) (b)	55	209
Agilent Technologies Inc.	264	13,968
Agios Pharmaceuticals Inc. (a) (b)	29	1,679
Aimmune Therapeutics Inc. (a) (b)	17	375
Air Methods Corp. (a)	30	1,290
Akorn Inc. (a)	60	1,455
Albany Molecular Research Inc. (a) (b)	26	370
Alder Biopharmaceuticals Inc. (a) (b)	35	720
Alere Inc. (a)	70	2,788
Alexion Pharmaceuticals Inc. (a)	183	22,158
Align Technology Inc. (a)	58	6,681
Alkermes Plc (a)	123	7,184
Allergan Plc	305	72,968
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,751
Almost Family Inc. (a)	9	443
Alnylam Pharmaceuticals Inc. (a) (b)	62	3,171
AMAG Pharmaceuticals Inc. (a) (b)	30	675
Amedisys Inc. (a)	24	1,212
American Renal Associates Holdings Inc. (a) (b)	9	148
AmerisourceBergen Corp.	135	11,968
Amgen Inc.	606	99,355
Amicus Therapeutics Inc. (a) (b)	97	692
AMN Healthcare Services Inc. (a)	40	1,628
Amphastar Pharmaceuticals Inc. (a)	27	390
Analogic Corp.	10	752
AngioDynamics Inc. (a)	23	407
ANI Pharmaceuticals Inc. (a)	6	317
Anika Therapeutics Inc. (a)	13	563
Anthem Inc.	215	35,516
Ardelyx Inc. (a) (b)	21	271
Arena Pharmaceuticals Inc. (a)	225	328
Array BioPharma Inc. (a)	119	1,061
Arrowhead Pharmaceuticals Inc. (a) (b)	56	104
Atara Biotherapeutics Inc. (a) (b)	17	349
athenahealth Inc. (a) (b)	32	3,573
AtriCure Inc. (a)	25	476
Atrion Corp.	1	588
Avexis Inc. (a) (b)	14	1,103
Axovant Sciences Ltd. (a) (b)	24	352
Baxter International Inc.	397	20,584
Becton Dickinson & Co.	172	31,587
Bellicum Pharmaceuticals Inc. (a) (b)	14	173
BioCryst Pharmaceuticals Inc. (a)	53	443
Biogen Inc. (a)	177	48,468
BioMarin Pharmaceutical Inc. (a)	139	12,218
Bio-Rad Laboratories Inc. - Class A (a)	17	3,320
Bio-Techne Corp.	31	3,113
BioTelemetry Inc. (a)	19	546
Biotime Inc. (a) (b)	40	138
Bioverativ Inc. (a)	89	4,840
Bluebird Bio Inc. (a) (b)	32	2,909
Blueprint Medicines Corp. (a)	19	747
	Shares/Par†	Value
Boston Scientific Corp. (a)	1,109	27,580
Bristol-Myers Squibb Co.	1,361	73,997
Brookdale Senior Living Inc. (a)	147	1,977
Bruker Corp.	90	2,099
Cambrex Corp. (a)	26	1,455
Cantel Medical Corp.	31	2,453
Capital Senior Living Corp. (a)	26	361
Cardinal Health Inc.	261	21,310
Cardiovascular Systems Inc. (a)	24	686
Castlight Health Inc. - Class B (a) (b)	22	79
Catalent Inc. (a)	100	2,829
Celgene Corp. (a)	631	78,536
Celldex Therapeutics Inc. (a) (b)	94	340
Cempra Inc. (a)	31	115
Centene Corp. (a)	139	9,897
Cerner Corp. (a)	250	14,685
Cerus Corp. (a) (b)	70	311
Charles River Laboratories International Inc. (a)	38	3,464
Chemed Corp.	13	2,433
Chimerix Inc. (a)	40	256
CIGNA Corp.	209	30,617
Civitas Solutions Inc. (a)	14	262
Clearside Biomedical Inc. (a)	7	52
Clovis Oncology Inc. (a) (b)	32	2,014
Coherus Biosciences Inc. (a) (b)	25	535
Collegium Pharmaceutical Inc. (a) (b)	11	114
Community Health Systems Inc. (a) (b)	97	860
Computer Programs & Systems Inc. (b)	8	219
Concert Pharmaceuticals Inc. (a)	14	231
ConforMIS Inc. (a) (b)	15	80
Conmed Corp.	20	887
Cooper Cos. Inc.	39	7,884
Corcept Therapeutics Inc. (a) (b)	71	776
Corvel Corp. (a)	8	359
CR Bard Inc.	59	14,751
Cross Country Healthcare Inc. (a)	29	418
CryoLife Inc. (a)	25	422
CytomX Therapeutics Inc. (a)	14	247
Danaher Corp.	507	43,388
DaVita Inc. (a)	130	8,864
DENTSPLY SIRONA Inc.	188	11,712
DepoMed Inc. (a)	51	636
Dermira Inc. (a)	27	924
DexCom Inc. (a)	68	5,721
Diplomat Pharmacy Inc. (a)	33	530
Dynavax Technologies Corp. (a) (b)	31	187
Eagle Pharmaceuticals Inc. (a) (b)	9	719
Editas Medicine Inc. (a) (b)	23	524
Edwards Lifesciences Corp. (a)	173	16,281
Eli Lilly & Co.	809	68,050
Emergent BioSolutions Inc. (a)	30	858
Enanta Pharmaceuticals Inc. (a)	9	263
Endo International Plc (a)	172	1,923
Endologix Inc. (a) (b)	59	425
Ensign Group Inc.	40	749
Entellus Medical Inc. (a) (b)	5	72
Envision Healthcare Corp. (a)	96	5,861
Epizyme Inc. (a)	38	647
Esperion Therapeutics Inc. (a)	12	424
Evolent Health Inc. - Class A (a) (b)	25	547
Exact Sciences Corp. (a) (b)	91	2,160
Exactech Inc. (a)	6	156
Exelixis Inc. (a)	219	4,745
Express Scripts Holding Co. (a)	500	32,961
FibroGen Inc. (a)	44	1,087
Five Prime Therapeutics Inc. (a)	22	798
Flexion Therapeutics Inc. (a)	14	367
Foundation Medicine Inc. (a) (b)	9	291
Genesis Healthcare Inc. - Class A (a)	38	100
GenMark Diagnostics Inc. (a)	32	407
Genomic Health Inc. (a)	15	467
Geron Corp. (a) (b)	152	345
Gilead Sciences Inc.	1,073	72,862
Glaukos Corp. (a)	9	481
Global Blood Therapeutics Inc. (a)	26	942

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Globus Medical Inc. - Class A (a)	59	1,741
Haemonetics Corp. (a)	44	1,773
Halozyme Therapeutics Inc. (a) (b)	94	1,223
Halyard Health Inc. (a)	40	1,527
HCA Holdings Inc. (a)	244	21,675
HealthEquity Inc. (a)	34	1,447
HealthSouth Corp.	73	3,114
HealthStream Inc. (a)	24	572
Henry Schein Inc. (a)	65	11,094
Heron Therapeutics Inc. (a) (b)	29	432
Hill-Rom Holdings Inc.	53	3,737
HMS Holdings Corp. (a)	66	1,342
Hologic Inc. (a)	203	8,621
Horizon Pharma Plc (a)	119	1,753
Humana Inc.	121	25,034
ICU Medical Inc. (a)	12	1,874
Idexx Laboratories Inc. (a)	72	11,151
Illumina Inc. (a)	119	20,294
Immunogen Inc. (a) (b)	89	343
Immunomedics Inc. (a) (b)	83	539
Impax Laboratories Inc. (a) (b)	53	672
INC Research Holdings Inc. - Class A (a)	42	1,943
Incyte Corp. (a)	137	18,347
Innoviva Inc. (a)	69	950
Inogen Inc. (a)	14	1,073
Inovalon Holdings Inc. - Class A (a) (b)	54	684
Inovio Pharmaceuticals Inc. (a) (b)	59	391
Insmed Inc. (a)	51	887
Insulet Corp. (a)	45	1,939
Insys Therapeutics Inc. (a) (b)	22	232
Integer Holdings Corp. (a)	24	982
Integra LifeSciences Holdings Corp. (a)	48	2,006
Intellia Therapeutics Inc. (a) (b)	9	126
Intercept Pharmaceuticals Inc. (a) (b)	13	1,506
Intersect ENT Inc. (a)	18	301
Intra-Cellular Therapies Inc. (a) (b)	27	434
Intrexon Corp. (a) (b)	51	1,015
Intuitive Surgical Inc. (a)	31	24,042
Invacare Corp.	25	300
Ionis Pharmaceuticals Inc. (a) (b)	98	3,959
Ironwood Pharmaceuticals Inc. - Class A (a)	105	1,788
Jazz Pharmaceuticals Plc (a)	49	7,086
Johnson & Johnson	2,213	275,678
Juno Therapeutics Inc. (a) (b)	51	1,135
K2M Group Holdings Inc. (a)	26	524
Karyopharm Therapeutics Inc. (a)	15	190
Keryx Biopharmaceuticals Inc. (a) (b)	70	431
Kindred Healthcare Inc.	72	602
Kite Pharma Inc. (a) (b)	39	3,034
La Jolla Pharmaceutical Co. (a) (b)	14	404
Laboratory Corp. of America Holdings (a)	83	11,937
Landauer Inc.	9	449
Lannett Co. Inc. (a) (b)	22	485
Lexicon Pharmaceuticals Inc. (a) (b)	36	522
LHC Group Inc. (a)	12	624
Lifepoint Health Inc. (a)	34	2,205
Ligand Pharmaceuticals Inc. (a) (b)	16	1,645
Lion Biotechnologies Inc. (a) (b)	29	215
LivaNova Plc (a) (b)	35	1,730
Loxo Oncology Inc. (a)	13	559
Luminex Corp.	36	663
MacroGenics Inc. (a) (b)	24	440
Magellan Health Services Inc. (a)	18	1,266
Mallinckrodt Plc (a)	86	3,816
MannKind Corp. (a) (b)	51	76
Masimo Corp. (a)	38	3,557
McKesson Corp.	183	27,138
Medicines Co. (a) (b)	55	2,711
Medidata Solutions Inc. (a)	48	2,773
MEDNAX Inc. (a)	75	5,186
Medpace Holdings Inc. (a)	6	172
Medtronic Plc	1,134	91,389
Merck & Co. Inc.	2,244	142,570
Meridian Bioscience Inc.	39	535
Merit Medical Systems Inc. (a)	38	1,093
	Shares/Par†	Value
Merrimack Pharmaceuticals Inc. (a) (b)	90	277
Mettler-Toledo International Inc. (a)	21	10,199
MiMedx Group Inc. (a) (b)	90	856
Minerva Neurosciences Inc. (a) (b)	17	140
Molina Healthcare Inc. (a)	32	1,440
Momenta Pharmaceuticals Inc. (a)	59	788
Mylan NV (a)	368	14,356
MyoKardia Inc. (a) (b)	11	144
Myriad Genetics Inc. (a)	60	1,149
NantKwest Inc. (a) (b)	19	68
Natera Inc. (a)	20	179
National Healthcare Corp.	9	627
National Research Corp. - Class A	8	163
Natus Medical Inc. (a)	27	1,055
Nektar Therapeutics (a)	128	2,999
Neogen Corp. (a)	29	1,934
NeoGenomics Inc. (a)	51	400
Neurocrine Biosciences Inc. (a)	70	3,043
Nevro Corp. (a)	17	1,568
NewLink Genetics Corp. (a)	20	472
Novavax Inc. (a) (b)	224	287
Novocure Ltd. (a) (b)	37	298
NuVasive Inc. (a)	40	2,967
NxStage Medical Inc. (a)	50	1,341
Omeros Corp. (a) (b)	31	470
Omnicell Inc. (a)	31	1,253
OncoMed Pharmaceuticals Inc. (a) (b)	12	106
Ophthotech Corp. (a)	23	85
Opko Health Inc. (a) (b)	281	2,248
OraSure Technologies Inc. (a) (b)	40	517
Organovo Holdings Inc. (a) (b)	65	206
Orthofix International NV (a)	16	620
Otonomy Inc. (a)	14	167
OvaScience Inc. (a) (b)	24	45
Owens & Minor Inc.	49	1,694
Pacific Biosciences of California Inc. (a) (b)	70	363
Pacira Pharmaceuticals Inc. (a) (b)	30	1,363
Paratek Pharmaceuticals Inc. (a)	11	209
PAREXEL International Corp. (a)	43	2,740
Patheon NV (a)	26	677
Patterson Cos. Inc.	68	3,080
PDL BioPharma Inc.	138	313
Penumbra Inc. (a)	22	1,866
PerkinElmer Inc.	88	5,086
Perrigo Co. Plc	116	7,732
Pfizer Inc.	4,938	168,931
PharMerica Corp. (a)	24	558
Phibro Animal Health Corp. - Class A	17	469
Portola Pharmaceuticals Inc. (a)	43	1,690
PRA Health Sciences Inc. (a)	32	2,061
Premier Inc. - Class A (a)	37	1,176
Prestige Brands Holdings Inc. (a)	42	2,330
Progenics Pharmaceuticals Inc. (a)	60	570
Prothena Corp. Plc (a) (b)	32	1,793
Providence Services Corp. (a)	12	541
PTC Therapeutics Inc. (a)	28	279
Puma Biotechnology Inc. (a) (b)	29	1,067
Quality Systems Inc. (a)	41	620
Quest Diagnostics Inc.	112	11,032
Quidel Corp. (a)	25	559
Quintiles IMS Holdings Inc. (a)	119	9,561
Radius Health Inc. (a) (b)	24	915
Regeneron Pharmaceuticals Inc. (a)	63	24,365
Regenxbio Inc. (a) (b)	25	481
Repligen Corp. (a)	29	1,005
ResMed Inc.	114	8,228
Retrophin Inc. (a)	30	546
Revance Therapeutics Inc. (a)	17	348
Rockwell Medical Technologies Inc. (a) (b)	47	293
Sage Therapeutics Inc. (a)	24	1,698
Sangamo Biosciences Inc. (a) (b)	58	303
Sarepta Therapeutics Inc. (a)	43	1,287
Sciclone Pharmaceuticals Inc. (a)	43	417
Seattle Genetics Inc. (a)	81	5,085
Select Medical Holdings Corp. (a) (b)	88	1,171

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Seres Therapeutics Inc. (a) (b)	9	104
Sorrento Therapeutics Inc. (a) (b)	33	129
Spark Therapeutics Inc. (a)	19	1,027
Spectranetics Corp. (a)	32	942
Spectrum Pharmaceuticals Inc. (a)	59	382
Staar Surgical Co. (a) (b)	16	159
Steris Plc	69	4,787
Stryker Corp.	275	36,167
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	24	266
Supernus Pharmaceuticals Inc. (a)	34	1,078
Surgery Partners Inc. (a)	17	331
SurModics Inc. (a)	11	270
Synergy Pharmaceuticals Inc. (a) (b)	154	717
Teladoc Inc. (a) (b)	27	687
Teleflex Inc.	36	7,022
Teligent Inc. (a) (b)	30	232
Tenet Healthcare Corp. (a) (b)	85	1,499
TESARO Inc. (a)	30	4,648
TG Therapeutics Inc. (a) (b)	33	384
TherapeuticsMD Inc. (a) (b)	138	995
Theravance Biopharma Inc. (a) (b)	31	1,124
Thermo Fisher Scientific Inc.	321	49,347
Tivity Health Inc. (a)	25	737
TransEnterix Inc. (a) (b)	47	57
Trevena Inc. (a) (b)	31	112
Triple-S Management Corp. - Class B (a)	19	326
Ultragenyx Pharmaceutical Inc. (a) (b)	30	2,037
United Therapeutics Corp. (a)	34	4,662
UnitedHealth Group Inc.	783	128,502
Universal American Corp. (a)	41	405
Universal Health Services Inc. - Class B	73	9,027
US Physical Therapy Inc.	11	696
Vanda Pharmaceuticals Inc. (a) (b)	33	468
Varex Imaging Corp. (a)	30	1,024
Varian Medical Systems Inc. (a)	76	6,942
VCA Inc. (a)	65	5,922
Veeva Systems Inc. - Class A (a)	72	3,702
Versartis Inc. (a)	19	415
Vertex Pharmaceuticals Inc. (a)	202	22,120
Vocera Communications Inc. (a)	18	457
VWR Corp. (a)	72	2,024
Waters Corp. (a)	66	10,326
WaVe Life Sciences Ltd. (a) (b)	5	137
WellCare Health Plans Inc. (a)	36	5,097
West Pharmaceutical Services Inc.	60	4,904
Wright Medical Group NV (a)	78	2,417
XBiotech Inc. (a) (b)	16	257
Xencor Inc. (a) (b)	35	837
Zeltiq Aesthetics Inc. (a)	28	1,541
Zimmer Biomet Holdings Inc.	162	19,805
ZIOPHARM Oncology Inc. (a) (b)	91	576
Zoetis Inc. - Class A	382	20,410
Total Common Stocks (cost $2,508,145)		2,692,648
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS 2.2%
Investment Companies 0.4%
JNL Money Market Fund, 0.53% (d) (e)	11,080	11,080
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 0.63% (d) (e)	46,996	46,996
Total Short Term Investments (cost $58,076)		58,076
Total Investments 102.1% (cost $2,566,378)		2,750,881
Other Assets and Liabilities, Net (2.1)%		(56,725)
Total Net Assets 100.0%		$2,694,156

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Oil & Gas Sector Fund
COMMON STOCKS 99.9%
Energy 99.9%
Alon USA Energy Inc.	32	$389
Anadarko Petroleum Corp.	608	37,704
Antero Resources Corp. (a)	170	3,881
Apache Corp.	413	21,241
Archrock Inc.	74	914
Atwood Oceanics Inc. (a) (b)	83	791
Baker Hughes Inc.	437	26,158
Bill Barrett Corp. (a)	84	380
Bristow Group Inc.	37	568
Cabot Oil & Gas Corp.	506	12,107
California Resources Corp. (a) (b)	46	691
Callon Petroleum Co. (a)	219	2,876
CARBO Ceramics Inc. (a) (b)	26	332
Carrizo Oil & Gas Inc. (a)	67	1,933
Cheniere Energy Inc. (a)	217	10,261
Chesapeake Energy Corp. (a) (b)	866	5,146
Chevron Corp.	2,055	220,624
Cimarex Energy Co.	103	12,354
Clayton Williams Energy Inc. (a)	6	766
Clean Energy Fuels Corp. (a)	127	324
Cobalt International Energy Inc. (a) (b)	377	201
Concho Resources Inc. (a)	159	20,418
ConocoPhillips Co.	1,348	67,244
CONSOL Energy Inc. (a)	200	3,362
Continental Resources Inc. (a) (b)	102	4,612
Core Laboratories NV	48	5,551
CVR Energy Inc. (b)	20	399
Delek US Holdings Inc.	54	1,298
Denbury Resources Inc. (a)	442	1,141
Devon Energy Corp.	513	21,384
Diamond Offshore Drilling Inc. (a) (b)	76	1,269
Diamondback Energy Inc. (a)	96	9,983
Dril-Quip Inc. (a)	41	2,237
Eclipse Resources Corp. (a)	104	264
Enbridge Energy Management LLC (a)	72	1,331
Energen Corp. (a)	106	5,754
EnLink Midstream LLC (b)	58	1,128
Ensco Plc - Class A	331	2,960
EOG Resources Inc.	627	61,197
EQT Corp.	188	11,490
EXCO Resources Inc. (a) (b)	202	125
Exterran Corp. (a)	38	1,188
Exxon Mobil Corp.	4,514	370,171
Fairmount Santrol Holdings Inc. (a)	159	1,163
Forum Energy Technologies Inc. (a)	64	1,326
Frank's International NV (b)	62	655
Gener8 Maritime Inc. (a)	44	249
Gran Tierra Energy Inc. (a)	419	1,106
Green Plains Renewable Energy Inc.	39	968
Gulfport Energy Corp. (a)	169	2,897
Halliburton Co.	941	46,291
Helix Energy Solutions Group Inc. (a)	151	1,172
Helmerich & Payne Inc.	118	7,861
Hess Corp.	310	14,938
HollyFrontier Corp.	182	5,164
Hornbeck Offshore Services Inc. (a) (b)	37	165
Jones Energy Inc. - Class A (a) (b)	61	156
Kinder Morgan Inc.	2,065	44,889
Kosmos Energy Ltd. (a) (b)	209	1,395
Laredo Petroleum Holdings Inc. (a)	172	2,506
Marathon Oil Corp.	921	14,554
Marathon Petroleum Corp.	574	29,022
Matador Resources Co. (a) (b)	98	2,326
Matrix Service Co. (a)	29	484
McDermott International Inc. (a)	263	1,774
Murphy Oil Corp.	178	5,081
Nabors Industries Ltd.	310	4,050
National Oilwell Varco Inc.	411	16,490
Natural Gas Services Group Inc. (a)	14	376
Newfield Exploration Co. (a)	217	8,012
Newpark Resources Inc. (a) (b)	92	748
	Shares/Par†	Value
Noble Corp. Plc (b)	264	1,635
Noble Energy Inc.	467	16,046
Oasis Petroleum Inc. (a)	245	3,496
Occidental Petroleum Corp.	832	52,691
Oceaneering International Inc.	107	2,897
Oil States International Inc. (a)	56	1,856
Oneok Inc.	229	12,707
Par Pacific Holdings Inc. (a) (b)	25	418
Parker Drilling Co. (a)	146	255
Parsley Energy Inc. - Class A (a)	236	7,680
Patterson-UTI Energy Inc.	178	4,326
PBF Energy Inc. - Class A (b)	118	2,615
PDC Energy Inc. (a)	62	3,841
PHI Inc. (a)	14	171
Phillips 66	510	40,408
Pioneer Natural Resources Co.	185	34,390
Plains GP Holdings LP - Class A	150	4,687
QEP Resources Inc. (a)	262	3,325
Range Resources Corp.	202	5,890
Renewable Energy Group Inc. (a)	35	368
Resolute Energy Corp. (a) (b)	13	531
REX Stores Corp. (a)	6	547
Rice Energy Inc. (a)	177	4,196
RigNet Inc. (a)	15	326
Ring Energy Inc. (a)	50	543
Rowan Cos. Plc - Class A (a)	130	2,025
RPC Inc. (b)	71	1,295
RSP Permian Inc. (a)	110	4,563
Sanchez Energy Corp. (a) (b)	77	738
Schlumberger Ltd.	1,514	118,268
SEACOR Holdings Inc. (a)	18	1,233
SemGroup Corp. - Class A	72	2,594
SM Energy Co.	105	2,514
Southwestern Energy Co. (a)	537	4,389
SRC Energy Inc. (a)	207	1,747
Superior Energy Services Inc. (a)	165	2,350
Tallgrass Energy GP LP - Class A	57	1,633
Targa Resources Corp.	197	11,791
TechnipFMC Plc (a)	482	15,659
Tesco Corp. (a)	52	418
Tesoro Corp.	127	10,298
Tetra Technologies Inc. (a)	122	497
Transocean Ltd. (a) (b)	422	5,251
Unit Corp. (a)	56	1,341
US Silica Holdings Inc.	86	4,143
Valero Energy Corp.	493	32,649
Weatherford International Plc (a)	1,016	6,755
Western Refining Inc.	95	3,322
Whiting Petroleum Corp. (a)	310	2,935
Williams Cos. Inc.	889	26,308
World Fuel Services Corp.	77	2,787
WPX Energy Inc. (a)	423	5,667
Total Common Stocks (cost $1,723,972)		1,648,980
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.1%
JNL Money Market Fund, 0.53% (c) (d)	1,454	1,454
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	14,313	14,313
Total Short Term Investments (cost $15,767)		15,767
Total Investments 100.8% (cost $1,739,739)		1,664,747
Other Assets and Liabilities, Net (0.8)%		(13,681)
Total Net Assets 100.0%		$1,651,066

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/Mellon Capital Technology Sector Fund
COMMON STOCKS 100.0%
Information Technology 99.9%
2U Inc. (a) (b)	13	$496
3D Systems Corp. (a) (b)	37	547
A10 Networks Inc. (a)	20	183
Accenture Plc - Class A	210	25,213
ACI Worldwide Inc. (a)	38	815
Activision Blizzard Inc.	201	10,030
Actua Corp. (a)	13	180
Acxiom Corp. (a)	25	720
Adobe Systems Inc. (a)	169	21,944
ADTRAN Inc.	15	318
Advanced Energy Industries Inc. (a)	13	916
Advanced Micro Devices Inc. (a)	265	3,852
Akamai Technologies Inc. (a)	58	3,478
Alarm.com Holdings Inc. (a)	3	96
Alliance Data Systems Corp.	17	4,348
Alpha & Omega Semiconductor Ltd. (a)	6	96
Alphabet Inc. - Class A (a)	100	85,026
Alphabet Inc. - Class C (a)	105	87,268
Ambarella Inc. (a) (b)	11	608
Amkor Technology Inc. (a)	35	400
Amphenol Corp. - Class A	104	7,401
Analog Devices Inc.	123	10,090
Angie's List Inc. (a) (b)	15	84
Anixter International Inc. (a)	10	816
Ansys Inc. (a)	29	3,137
Apple Inc.	1,806	259,396
Applied Materials Inc.	365	14,209
Arista Networks Inc. (a)	15	2,032
ARRIS International Plc (a)	61	1,618
Arrow Electronics Inc. (a)	30	2,203
Aspen Technology Inc. (a)	27	1,581
Autodesk Inc. (a)	68	5,883
Automatic Data Processing Inc.	153	15,676
Avnet Inc.	43	1,946
AVX Corp.	16	255
Badger Meter Inc. (b)	10	371
Bankrate Inc. (a)	18	172
Barracuda Networks Inc. (a)	7	156
Bazaarvoice Inc. (a)	26	113
Belden Inc.	14	956
Benchmark Electronics Inc. (a)	15	493
Benefitfocus Inc. (a)	3	92
Black Knight Financial Services Inc. - Class A (a) (b)	9	327
Blackbaud Inc.	17	1,271
Blackhawk Network Holdings Inc. (a)	18	745
Blucora Inc. (a)	16	274
Booz Allen Hamilton Holding Corp. - Class A	51	1,821
Bottomline Technologies Inc. (a)	15	360
Box Inc. - Class A (a)	17	271
Brightcove Inc. (a)	8	75
Broadcom Ltd.	136	29,862
Broadridge Financial Solutions Inc.	40	2,749
BroadSoft Inc. (a)	10	406
Brocade Communications Systems Inc.	136	1,693
Brooks Automation Inc.	24	530
CA Inc.	107	3,401
Cabot Microelectronics Corp.	8	637
CACI International Inc. - Class A (a)	8	982
Cadence Design Systems Inc. (a)	97	3,049
CalAmp Corp. (a)	11	180
Calix Inc. (a)	13	92
Callidus Software Inc. (a)	22	471
Carbonite Inc. (a)	6	116
Cardtronics Plc - Class A (a)	15	684
Cass Information Systems Inc.	4	242
Cavium Inc. (a)	23	1,654
CDK Global Inc.	43	2,805
CDW Corp.	48	2,787
CEVA Inc. (a)	8	293
ChannelAdvisor Corp. (a)	7	77
Ciena Corp. (a)	46	1,079
	Shares/Par†	Value
Cimpress NV (a)	8	666
Cirrus Logic Inc. (a)	22	1,346
Cisco Systems Inc.	1,701	57,480
Citrix Systems Inc. (a)	53	4,420
Cognex Corp.	28	2,328
Cognizant Technology Solutions Corp. - Class A (a)	205	12,209
Coherent Inc. (a)	8	1,681
Cohu Inc.	9	157
CommerceHub Inc. - Class A (a)	4	59
CommerceHub Inc. - Class C (a)	8	118
CommScope Holding Co. Inc. (a)	66	2,761
CommVault Systems Inc. (a)	14	716
Computer Sciences Corp.	47	3,268
Comtech Telecommunications Corp.	8	124
Conduent Inc. (a)	59	995
Convergys Corp.	31	666
CoreLogic Inc. (a)	29	1,172
Cornerstone OnDemand Inc. (a)	17	680
Corning Inc.	322	8,693
CoStar Group Inc. (a)	11	2,283
CPI Card Group Inc.	5	23
Cray Inc. (a)	12	270
Cree Inc. (a)	34	902
CSG Systems International Inc.	11	414
CSRA Inc.	55	1,603
CTS Corp.	11	243
Cypress Semiconductor Corp.	110	1,514
Daktronics Inc.	10	94
Dell Technologies Inc. - Class V (a)	76	4,874
DHI Group Inc. (a)	13	50
Diebold Nixdorf Inc. (b)	25	756
Diodes Inc. (a)	15	357
Dolby Laboratories Inc.	20	1,051
DST Systems Inc.	11	1,286
Eastman Kodak Co. (a)	5	53
eBay Inc. (a)	359	12,054
Ebix Inc. (b)	9	558
EchoStar Corp. - Class A (a)	16	911
Electronic Arts Inc. (a)	102	9,142
Electronics for Imaging Inc. (a)	16	777
Ellie Mae Inc. (a)	11	1,149
Endurance International Group Holdings Inc. (a)	20	158
Entegris Inc. (a)	49	1,140
Envestnet Inc. (a)	13	426
EPAM Systems Inc. (a)	15	1,160
ePlus Inc. (a)	2	335
Euronet Worldwide Inc. (a)	17	1,429
EVERTEC Inc.	20	313
Exar Corp. (a)	12	156
ExlService Holdings Inc. (a)	11	526
Extreme Networks (a)	31	236
F5 Networks Inc. (a)	22	3,123
Fabrinet (a)	11	474
Facebook Inc. - Class A (a)	793	112,616
Fair Isaac Corp.	11	1,356
FARO Technologies Inc. (a)	6	206
Fidelity National Information Services Inc.	106	8,404
Finisar Corp. (a)	37	1,003
FireEye Inc. (a) (b)	54	682
First Data Corp. - Class A (a)	110	1,705
First Solar Inc. (a) (b)	27	729
Fiserv Inc. (a)	73	8,472
FitBit Inc. - Class A (a) (b)	45	267
Five9 Inc. (a)	12	196
FleetCor Technologies Inc. (a)	32	4,792
Flextronics International Ltd. (a)	181	3,039
FLIR Systems Inc.	47	1,708
FormFactor Inc. (a)	21	244
Forrester Research Inc.	4	157
Fortinet Inc. (a)	49	1,887
Gartner Inc. (a)	28	3,005
Gigamon Inc. (a)	9	326
Global Payments Inc.	52	4,196
Glu Mobile Inc. (a) (b)	42	94
GoDaddy Inc. - Class A (a) (b)	18	672

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Gogo Inc. (a) (b)	16	175
GrubHub Inc. (a) (b)	24	780
GTT Communications Inc. (a)	10	244
Guidewire Software Inc. (a)	25	1,406
Hackett Group Inc.	7	127
Harmonic Inc. (a)	23	139
Harris Corp.	42	4,718
Hewlett Packard Enterprise Co.	563	13,347
Hortonworks Inc. (a) (b)	15	151
HP Inc.	579	10,348
HubSpot Inc. (a)	8	479
IAC/InterActiveCorp. (a)	25	1,852
II-VI Inc. (a)	19	695
Immersion Corp. (a)	9	74
Imperva Inc. (a)	10	410
Impinj Inc. (a) (b)	5	147
Infinera Corp. (a)	49	499
Inphi Corp. (a) (b)	13	653
Insight Enterprises Inc. (a)	12	477
Instructure Inc. (a)	4	89
Integrated Device Technology Inc. (a)	46	1,084
Intel Corp.	1,606	57,910
InterDigital Inc.	11	970
International Business Machines Corp.	306	53,294
Intuit Inc.	82	9,567
InvenSense Inc. (a)	27	337
IPG Photonics Corp. (a)	13	1,522
Itron Inc. (a)	12	714
Ixia (a)	21	408
IXYS Corp.	8	116
j2 Global Inc.	16	1,333
Jabil Circuit Inc.	57	1,650
Jack Henry & Associates Inc.	26	2,437
Jive Software Inc. (a)	8	33
Juniper Networks Inc.	115	3,205
Keysight Technologies Inc. (a)	58	2,103
Kimball Electronics Inc. (a)	11	190
KLA-Tencor Corp.	53	5,067
Knowles Corp. (a)	30	567
Kulicke & Soffa Industries Inc. (a)	24	497
Lam Research Corp.	55	7,049
Lattice Semiconductor Corp. (a)	38	263
Leidos Holdings Inc.	46	2,334
Littelfuse Inc.	8	1,244
LivePerson Inc. (a) (b)	18	125
LogMeIn Inc.	17	1,694
Lumentum Holdings Inc. (a)	16	868
M/A-COM Technology Solutions Holdings Inc. (a)	14	670
Manhattan Associates Inc. (a)	23	1,215
Mantech International Corp. - Class A	9	320
Marvell Technology Group Ltd.	147	2,244
MasterCard Inc. - Class A	326	36,689
Match Group Inc. (a) (b)	15	248
Maxim Integrated Products Inc.	96	4,307
MAXIMUS Inc.	22	1,347
MaxLinear Inc. - Class A (a)	20	549
Mellanox Technologies Ltd. (a)	14	733
MercadoLibre Inc.	13	2,831
Mesa Laboratories Inc.	1	115
Methode Electronics Inc.	12	544
Microchip Technology Inc.	74	5,432
Micron Technology Inc. (a)	352	10,187
Microsemi Corp. (a)	39	2,001
Microsoft Corp.	2,501	164,745
MicroStrategy Inc. - Class A (a)	3	605
MINDBODY Inc. - Class A (a)	4	119
Mitel Networks Corp. (a)	26	182
MKS Instruments Inc.	18	1,231
MobileIron Inc. (a)	7	31
MoneyGram International Inc. (a)	13	215
Monolithic Power Systems Inc.	13	1,241
Monotype Imaging Holdings Inc.	14	273
Motorola Solutions Inc.	51	4,397
MTS Systems Corp.	5	281
Nanometrics Inc. (a)	7	209
	Shares/Par†	Value
National Instruments Corp.	38	1,251
NCR Corp. (a)	42	1,905
NeoPhotonics Corp. (a)	8	70
Net 1 UEPS Technologies Inc. (a)	21	262
NetApp Inc.	95	3,967
NetGear Inc. (a)	11	537
NetScout Systems Inc. (a)	28	1,078
NeuStar Inc. - Class A (a)	18	585
New Relic Inc. (a)	9	351
NIC Inc.	21	414
Nimble Storage Inc. (a)	23	284
Novanta Inc. (a)	11	283
Nuance Communications Inc. (a)	94	1,632
NVE Corp.	2	153
Nvidia Corp.	183	19,915
Oclaro Inc. (a) (b)	53	523
ON Semiconductor Corp. (a)	139	2,150
Oracle Corp.	1,043	46,543
OSI Systems Inc. (a)	7	485
Palo Alto Networks Inc. (a)	31	3,472
Pandora Media Inc. (a) (b)	73	858
Park Electrochemical Corp.	5	94
Paychex Inc.	110	6,465
Paycom Software Inc. (a) (b)	14	802
Paylocity Holding Corp. (a)	8	293
PayPal Holdings Inc. (a)	369	15,853
PC Connection Inc.	4	125
PDF Solutions Inc. (a)	9	205
Pegasystems Inc.	13	561
Perficient Inc. (a)	11	199
Photronics Inc. (a)	20	214
Plantronics Inc.	11	590
Plexus Corp. (a)	12	675
Power Integrations Inc.	10	666
Progress Software Corp.	16	469
Proofpoint Inc. (a) (b)	14	1,045
PROS Holdings Inc. (a)	8	195
PTC Inc. (a)	39	2,071
Pure Storage Inc. - Class A (a) (b)	11	109
Q2 Holdings Inc. (a)	9	322
QAD Inc. - Class A	2	60
Qorvo Inc. (a)	43	2,930
QUALCOMM Inc.	501	28,708
Qualys Inc. (a)	10	375
Quotient Technology Inc. (a)	23	219
Rambus Inc. (a)	40	530
Rapid7 Inc. (a)	6	86
RealPage Inc. (a)	19	645
Red Hat Inc. (a)	61	5,297
RetailMeNot Inc. (a)	10	85
RingCentral Inc. - Class A (a)	18	496
Rogers Corp. (a)	6	530
Rubicon Project Inc. (a)	8	46
Rudolph Technologies Inc. (a)	10	219
Sabre Corp.	71	1,510
Salesforce.com Inc. (a)	219	18,054
Sanmina Corp. (a)	25	1,003
ScanSource Inc. (a)	9	369
Science Applications International Corp.	14	1,073
Seagate Technology	100	4,573
Semtech Corp. (a)	22	730
ServiceNow Inc. (a)	57	4,953
ServiceSource International Inc. (a)	14	54
ShoreTel Inc. (a)	17	105
Shutterstock Inc. (a) (b)	6	246
Silicon Laboratories Inc. (a)	14	1,004
Silver Spring Networks Inc. (a)	9	104
Skyworks Solutions Inc.	63	6,200
SolarEdge Technologies Inc. (a) (b)	6	97
Sonus Networks Inc. (a)	17	113
Splunk Inc. (a)	45	2,823
SPS Commerce Inc. (a)	6	353
Square Inc. - Class A (a)	51	886
SS&C Technologies Holdings Inc.	61	2,169
Stamps.com Inc. (a) (b)	5	645

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
SunPower Corp. (a) (b)	20	123
Super Micro Computer Inc. (a)	13	334
Sykes Enterprises Inc. (a)	13	395
Symantec Corp.	210	6,452
Synaptics Inc. (a)	13	622
Synchronoss Technologies Inc. (a)	15	358
SYNNEX Corp. (b)	10	1,132
Synopsys Inc. (a)	51	3,667
Syntel Inc.	10	161
Tableau Software Inc. - Class A (a)	19	942
Take-Two Interactive Software Inc. (a)	30	1,766
TE Connectivity Ltd.	120	8,968
Tech Data Corp. (a)	12	1,156
TeleTech Holdings Inc.	5	155
Teradata Corp. (a)	43	1,335
Teradyne Inc.	68	2,104
Texas Instruments Inc.	339	27,297
TiVo Corp.	40	748
Total System Services Inc.	55	2,957
Travelport Worldwide Ltd.	41	483
Trimble Inc. (a)	84	2,703
TrueCar Inc. (a) (b)	18	277
TTM Technologies Inc. (a)	28	448
Twilio Inc. - Class A (a) (b)	7	188
Twitter Inc. (a)	193	2,879
Tyler Technologies Inc. (a)	12	1,839
Ubiquiti Networks Inc. (a) (b)	9	473
Ultimate Software Group Inc. (a)	9	1,839
Ultratech Inc. (a)	10	294
Unisys Corp. (a) (b)	18	257
Universal Display Corp.	15	1,248
Vantiv Inc. - Class A (a)	54	3,472
Varonis Systems Inc. (a)	4	135
VASCO Data Security International Inc. (a)	9	127
Veeco Instruments Inc. (a)	13	380
VeriFone Systems Inc. (a)	36	672
Verint Systems Inc. (a)	22	932
VeriSign Inc. (a)	32	2,786
Versum Materials Inc.	35	1,067
ViaSat Inc. (a)	18	1,135
Viavi Solutions Inc. (a)	77	829
	Shares/Par†	Value
Virtusa Corp. (a)	11	322
Visa Inc. - Class A	633	56,229
Vishay Intertechnology Inc. (b)	45	733
VMware Inc. - Class A (a) (b)	23	2,115
Web.com Group Inc. (a)	16	306
WebMD Health Corp. (a)	12	647
Western Digital Corp.	96	7,942
Western Union Co.	165	3,362
WEX Inc. (a)	14	1,493
Workday Inc. - Class A (a)	41	3,416
Workiva Inc. - Class A (a)	5	85
Xactly Corp. (a)	6	72
Xcerra Corp. (a)	18	156
Xerox Corp.	294	2,157
Xilinx Inc.	85	4,938
XO Group Inc. (a)	7	126
Xperi Corp.	17	593
Yahoo! Inc. (a)	308	14,278
Yelp Inc. - Class A (a)	26	839
Zebra Technologies Corp. - Class A (a)	18	1,660
Zendesk Inc. (a)	26	723
Zillow Group Inc. - Class C (a) (b)	39	1,321
Zynga Inc. - Class A (a)	256	729
		1,769,972
Telecommunication Services 0.1%
8x8 Inc. (a)	30	463
Total Common Stocks (cost $1,301,569)		1,770,435
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 0.63% (c) (d)	11,509	11,509
Total Short Term Investments (cost $11,509)		11,509
Total Investments 100.6% (cost $1,313,078)		1,781,944
Other Assets and Liabilities, Net (0.6)%		(10,647)
Total Net Assets 100.0%		$1,771,297

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency:

USD - United States Dollar

Abbreviations:

ADR - American Depositary Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation. Under the JNL Variable Fund LLC (“JNL Variable Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

The following table summarizes each Fund’s investments in securities (in thousands) as of March 31, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/Mellon Capital Dow Index Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	612,250	—	—	—	612,250
Short Term Investments	13,310	594	—	—	13,904
	625,560	594	—	—	626,154
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(113)	—	—	—	(113)
	(113)	—	—	—	(113)
JNL/Mellon Capital Global 30 Fund
Assets - Securities
Common Stocks	112,195	237,040	—	—	349,235
Short Term Investments	53	—	—	—	53
	112,248	237,040	—	—	349,288
JNL/Mellon Capital Nasdaq 100 Fund
Assets - Securities
Common Stocks	1,405,874	—	—	—	1,405,874
Short Term Investments	74,191	719	—	—	74,910
	1,480,065	719	—	—	1,480,784
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	118	—	—	—	118
	118	—	—	—	118
JNL/Mellon Capital S&P 24 Fund
Assets - Securities
Common Stocks	567,985	—	—	—	567,985
Short Term Investments	487	—	—	—	487
	568,472	—	—	—	568,472
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	747,355	—	—	—	747,355
Short Term Investments	34,642	—	—	—	34,642
	781,997	—	—	—	781,997
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	2,771,300	435,311	—	—	3,206,611
Short Term Investments	39,736	—	—	—	39,736
	2,811,036	435,311	—	—	3,246,347
JNL/Mellon Capital Communications Sector Fund
Assets - Securities
Common Stocks	128,418	—	—	—	128,418
Short Term Investments	39	—	—	15,927	15,966
	128,457	—	—	15,927	144,384
JNL/Mellon Capital Consumer Brands Sector Fund
Assets - Securities
Common Stocks	981,279	—	—	—	981,279
Rights	—	—	43	—	43
Short Term Investments	5,676	—	—	21,912	27,588
	986,955	—	43	21,912	1,008,910
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,279,240	—	—	—	1,279,240
Short Term Investments	235	—	—	7,126	7,361
	1,279,475	—	—	7,126	1,286,601
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,692,648	—	—	—	2,692,648
Rights	—	—	157	—	157
Short Term Investments	11,080	—	—	46,996	58,076
	2,703,728	—	157	46,996	2,750,881
JNL/Mellon Capital Oil & Gas Sector Fund
Assets - Securities
Common Stocks	1,648,980	—	—	—	1,648,980
Short Term Investments	1,454	—	—	14,313	15,767
	1,650,434	—	—	14,313	1,664,747
JNL/Mellon Capital Technology Sector Fund
Assets - Securities
Common Stocks	1,770,435	—	—	—	1,770,435
Short Term Investments	—	—	—	11,509	11,509
	1,770,435	—	—	11,509	1,781,944

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2Investments in other financial instruments include futures contracts which reflect the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2017. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2017.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates. During the period ended March 31, 2017, certain Funds invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Money Market Fund. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The total value and cost of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details each Fund’s short term investments in affiliates held during the period ended March 31, 2017.

JNL Money Market Fund	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)
JNL/Mellon Capital Dow Index Fund	7,189	13,310	11
JNL/Mellon Capital Global 30 Fund	972	53	—
JNL/Mellon Capital Nasdaq 100 Fund	11,660	71,322	36
JNL/Mellon Capital S&P 24 Fund	—	487	1
JNL/Mellon Capital S&P SMid 60 Fund	11,868	—	2
JNL/Mellon Capital JNL 5 Fund	1,865	3,450	4
JNL/Mellon Capital Communications Sector Fund	40	39	—
JNL/Mellon Capital Consumer Brands Sector Fund	979	5,676	2
JNL/Mellon Capital Financial Sector Fund	7,810	235	10

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

March 31, 2017

JNL/Mellon Capital Healthcare Sector Fund	1,604	11,080	3
JNL/Mellon Capital Oil & Gas Sector Fund	8,066	1,454	2
JNL/Mellon Capital Technology Sector Fund	6,059	—	11

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund's Sub-Adviser. The following table details the Fund's long-term investment in this affiliate held at March 31, 2017.

	Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Value End of Period($)
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	15,859	2,315	127	68	55	18,007

Income Tax Matters. JNL/Mellon Capital Dow Index Fund is a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, the Fund is not considered a separate entity for federal income tax purposes, and therefore, is taxed as part of the operations of Jackson National Life Insurance Company®.

As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Global 30 Fund	335,128	30,039	(15,879)	14,160
JNL/Mellon Capital Nasdaq 100 Fund	1,269,516	229,506	(18,238)	211,268
JNL/Mellon Capital S&P 24 Fund	553,863	28,329	(13,720)	14,609
JNL/Mellon Capital S&P SMid 60 Fund	777,862	59,829	(55,694)	4,135
JNL/Mellon Capital JNL 5 Fund	3,079,872	283,216	(116,741)	166,475
JNL/Mellon Capital Communications Sector Fund	137,263	16,124	(9,003)	7,121
JNL/Mellon Capital Consumer Brands Sector Fund	873,694	194,011	(58,795)	135,216
JNL/Mellon Capital Financial Sector Fund	1,126,696	174,703	(14,798)	159,905
JNL/Mellon Capital Healthcare Sector Fund	2,573,358	404,699	(227,176)	177,523
JNL/Mellon Capital Oil & Gas Sector Fund	1,768,116	179,677	(283,046)	(103,369)
JNL/Mellon Capital Technology Sector Fund	1,323,376	487,085	(28,517)	458,568

Subsequent Event. A merger of JNL/Mellon Capital S&P 24 Fund into JNL/Mellon Capital JNL 5 Fund was effective after close of business on April 24, 2017.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.